Filed with the U.S. Securities and Exchange Commission on January 28, 2021
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 1003	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 1005	[X]
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363
Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on _______________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On ______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 1003 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2020, for the Trust’s series: Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund and Scharf Alpha Opportunity Fund.

PROSPECTUS
January 28, 2021
Scharf Fund
Retail Class – LOGRX
Institutional Class – LOGIX
Scharf Multi-Asset Opportunity Fund
Retail Class – LOGBX
Institutional Class – LOGOX
Scharf Global Opportunity Fund
Retail Class – WRLDX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Scharf Fund
Investment Objective
The Scharf Fund (the “Scharf Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Scharf Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

SHAREHOLDER FEES (fees paid directly from your investment)	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.78%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.20%	0.20%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses(1)	1.23%	0.98%
Less: Fee Waiver(2)	-0.09%	-0.09%
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	0.89%
(1)Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
(2)Scharf Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Scharf Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes, extraordinary expenses and class specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%), to 0.79% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2022, and may be terminated only by the Fund’s Board of Trustees (the `“Board”). The Adviser may request recoupment of previously waived fees and expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

Example
This Example is intended to help you compare the cost of investing in the Scharf Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$116	$381	$667	$1,481
Institutional Class	$91	$303	$533	$1,193
Portfolio Turnover
The Scharf Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

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annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Scharf Fund primarily invests in equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. The Fund may invest up to 50% of its total assets in securities of foreign issuers listed on foreign exchanges (excluding depositary receipts), including up to 25% of its total assets in issuers in emerging markets. The Fund may invest without limit in depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest up to 30% of its total assets in non-money market investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest in Rule 144A securities.
In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective. Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.” The Scharf Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes.
In addition, the Scharf Fund may invest up to 30% of its total assets in fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
The Scharf Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Scharf Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
•Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions

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that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
•Management Risk. The Scharf Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•Depositary Receipt Risk.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.
•Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies may substantially change the Scharf Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small- and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

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•Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Scharf Fund may underperform funds that follow different investing styles.
•Investment Company Risk. When the Scharf Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
•Fixed-Income Securities Risk. The following risks are associated with the Scharf Fund’s investment in fixed-income securities.
◦Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Scharf Fund’s yield or share price.
◦Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Credit Risk. Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.
•High-Yield Securities Risk. Fixed-income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.
•Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.
•Asset-Backed Securities Risk.  Asset-backed securities are subject to certain risks including prepayment and call risks. When an obligation is prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
•Mortgage-Backed Securities Risk. In addition to the general risks associated with fixed-income securities as described above, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be more volatile than other fixed-income securities.

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•Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Scharf Fund are unsecured debt of the issuer.
•Bank Debt Risk.  The Scharf Fund’s investments in secured and unsecured assignments of bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.
•Inflation Protected Securities Risk.  The value of inflation protected securities generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
•Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Scharf Fund to sell these securities.
•Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Scharf Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Performance
The following information provides some indication of the risks of investing in the Scharf Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.scharffunds.com or by calling the Fund toll-free at 866-5SCHARF.

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Annual Returns as of December 31 – Institutional Class
During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.16% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -15.60% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2020
Institutional Class(1)	1 Year	5 Year	Since Inception (12/30/2011)
Return Before Taxes	12.97%	10.09%	12.12%
Return After Taxes on Distributions	12.01%	8.91%	11.24%
Return After Taxes on Distributions and Sale of Fund Shares	8.32%	7.85%	9.90%
Retail Class(1)
Return Before Taxes	12.65%	9.78%	11.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	15.27%
(1)The Institutional Class incepted on December 30, 2011 and the Retail Class incepted on January 28, 2015. Retail Class performance for the period from December 30, 2011 to January 28, 2015, reflects the performance of the Institutional Class, adjusted to reflect Retail Class fees and expenses.
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser: Scharf Investments, LLC is the investment adviser of the Scharf Fund.
Portfolio Manager: Brian A. Krawez, CFA (President and Lead Equity Manager) is the portfolio manager responsible for the day-to-day management of the Scharf Fund and he has managed the Fund since its inception in 2011.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Scharf Fund shares on any business day by written request via mail (Scharf Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 866-5SCHARF or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem

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Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Regular	$10,000	$500
Automatic Investment Plan	$5,000	$100
Retirement Accounts	$5,000	$500
Institutional Class	$1,000,000	Any amount
Tax Information
The Scharf Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Scharf Fund through a broker-dealer or other financial intermediary the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION
Scharf Multi-Asset Opportunity Fund
Investment Objective
The Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund” or the “Fund”) seeks long-term capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Multi-Asset Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

SHAREHOLDER FEES (fees paid directly from your investment)	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 15 days or less)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Shareholder Servicing Plan Fee)	0.50%	0.50%
Shareholder Servicing Plan Fee	0.10%	0.10%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(1)	1.76%	1.51%
Less: Fee Waiver(2)	-0.51%	-0.51%
Total Annual Fund Operating Expenses After Fee Waiver	1.25%	1.00%

(1)Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Multi-Asset Fund and does not include expenses of 0.02% attributed to acquired fund fees and expenses (“AFFE”).
(2)Scharf Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Multi-Asset Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes, extraordinary expenses and class-specific expenses, such as the distribution (12b-1) fee of 0.25% or shareholder servicing plan fee of 0.10%) to 0.88% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2022, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
Example
This Example is intended to help you compare the cost of investing in the Multi-Asset Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$127	$504	$906	$2,031
Institutional Class	$102	$427	$775	$1,758

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Portfolio Turnover
The Multi-Asset Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.02% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Multi-Asset Fund invests in a mix of equity securities and fixed-income securities. Under normal market conditions, the Fund allocates between 50% and 75% of its total assets to equity securities. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. The Fund may invest up to 50% of its total assets in securities of foreign issuers listed foreign exchanges (excluding depositary receipts), including up to 25% of its total assets in issuers in emerging markets. The Fund may invest without limit in depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest up to 30% of its total assets in non-money market investment companies, including exchange-traded funds (“ETFs”). The Fund may also invest up to 20% of its total assets in Rule 144A securities.
Under normal market conditions, the Multi-Asset Fund allocates between 25% and 50% of its total assets to fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, foreign corporate bonds, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money-market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities, and may include, with respect to up to 30% of the Fund’s total assets, those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective. Through a proprietary screening process, the Adviser seeks to identify equity securities with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.” The Multi-Asset Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes. The Adviser seeks to identify fixed-income investments with favorable risk-reward characteristics. In screening for suitable investments, the Adviser considers many factors, including yield-to-maturity, credit quality, liquidity, call risk, duration risk, and capital appreciation potential.
The Multi-Asset Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Multi-Asset Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

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•Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
•Management Risk. The Multi-Asset Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•Depositary Receipt Risk.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.
•Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Multi-Asset Fund if currencies do not perform as the Adviser expects.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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•Small-and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.
•Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Multi-Asset Fund may underperform funds that follow different investing styles.
•Investment Company Risk. When the Multi-Asset Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
•Fixed-Income Securities Risk. The following risks are associated with the Multi-Asset Fund’s investment in fixed-income securities.
◦Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Multi-Asset Fund’s yield or share price.
◦Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Credit Risk. Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.
•High-Yield Securities Risk. Fixed-income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.
•Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.
•Asset-Backed Securities Risk.  Asset-backed securities are subject to certain risks including prepayment and call risks. When an obligation is prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such

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securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
•Mortgage-Backed Securities Risk. In addition to the general risks associated with fixed-income securities as described above, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be more volatile than other fixed-income securities.
•Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.
•Bank Debt Risk.  The Multi-Asset Fund’s investments in secured and unsecured assignments of bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.
•Inflation Protected Securities Risk.  The value of inflation protected securities generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
•Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Multi-Asset Fund to sell these securities.
•Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Multi-Asset Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Performance
The following information provides some indication of the risks of investing in the Multi-Asset Fund. The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of broad measures of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.scharffunds.com or by calling the Fund toll-free at 866-5SCHARF.

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Annual Returns as of December 31 – Institutional Class
During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.39% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -11.55% (quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2020)
Institutional Class(1)	1 Year	5 Years	Since Inception (12/31/2012)
Return Before Taxes	11.66%	8.42%	9.18%
Return After Taxes on Distributions	10.68%	7.34%	8.18%
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	6.50%	7.25%
Retail Class(1)
Return Before Taxes	11.39%	8.14%	8.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	15.18%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.30%
Lipper Balanced Funds Index (reflects no deduction for taxes)	13.43%	9.60%	8.81%
(1)The Institutional Class incepted on December 31, 2012 and the Retail Class incepted on January 21, 2016. Retail Class performance for the period from December 31, 2012 to January 21, 2016, reflects the performance of the Institutional Class adjusted to reflect Retail Class fees and expenses.
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Multi-Asset Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser: Scharf Investments, LLC is the investment adviser of the Multi-Asset Fund.
Portfolio Manager: Brian A. Krawez, CFA (President and Lead Equity Manager) is the portfolio manager responsible for the day-to-day management of the Multi-Asset Fund and he has managed the Fund since its inception in 2012.

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Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Multi-Asset Fund shares on any business day by written request via mail (Scharf Multi-Asset Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 866-5SCHARF, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Regular	$10,000	$500
Automatic Investment Plan	$5,000	$100
Retirement Accounts	$5,000	$500
Institutional Class	$5,000,000	Any Amount
Tax Information
The Multi-Asset Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Multi-Asset Fund through a broker-dealer or other financial intermediary the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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SUMMARY SECTION
Scharf Global Opportunity Fund
Investment Objective
The Scharf Global Opportunity Fund (the “Global Opportunity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Opportunity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

SHAREHOLDER FEES (fees paid directly from your investment)	Retail Class

Redemption Fee (as a percentage of amount redeemed on shares held for 15 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	0.89%
Shareholder Servicing Plan Fee	0.10%
Total Annual Fund Operating Expenses(1)	2.13%
Less: Fee Waiver and Expense Reimbursement(2)	-1.23%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%

(1)Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Global Opportunity Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”). Total Annual Fund Operating Expenses reflect the 12b-1 fee and maximum Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
(2)Scharf Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Global Opportunity Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses, such as the distribution (12b-1) fee of 0.25% and shareholder servicing plan fee of 0.10%) to 0.54% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2022, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.
Example
This Example is intended to help you compare the cost of investing in the Global Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$548	$1,031	$2,365

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Portfolio Turnover
The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.69% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Global Opportunity Fund primarily invests in U.S. and non-U.S. equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. Foreign securities in which the Fund may invest may be domiciled in countries outside of the U.S. and may be securities listed on foreign exchanges as well as in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). There are no geographic limits on the Fund’s investments, and the Fund may invest without limit in securities of companies located both in the U.S. and abroad and in developed or emerging markets. However, the Fund will invest primarily in the securities of companies located in at least four different countries. The Fund may also invest up to 30% of its total assets in non-money market investment companies, including mutual funds and exchange-traded funds (“ETFs”). The Fund may also invest in Rule 144A securities. Under normal market conditions, the Fund will typically invest in less than 50 securities.
In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective. Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.” The Global Opportunity Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes.
In addition, the Global Opportunity Fund may invest up to 30% of its total assets in fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries and market capitalizations and may be of any maturity and include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
The Global Opportunity Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
Principal Risks of Investing in the Global Opportunity Fund
Losing all or a portion of your investment is a risk of investing in the Global Opportunity Fund. The following risks are considered principal and could affect the value of your investment in the Fund:

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•Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
•Management Risk. The Global Opportunity Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•Depositary Receipt Risk.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.
•Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies may substantially change the Global Opportunity Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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•Small- and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.
•Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Global Opportunity Fund may underperform funds that follow different investing styles.
•Investment Company Risk. When the Global Opportunity Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
•Fixed-Income Securities Risk. The following risks are associated with the Global Opportunity Fund’s investment in fixed-income securities.
◦Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Global Opportunity Fund’s yield or share price.
◦Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Credit Risk. Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.
•High-Yield Securities Risk. Fixed-income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.
•Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.
•Asset-Backed Securities Risk.  Asset-backed securities are subject to certain risks including prepayment and call risks. When an obligation is prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such

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securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
•Mortgage-Backed Securities Risk. In addition to the general risks associated with fixed-income securities as described above, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be more volatile than other fixed-income securities.
•Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Global Opportunity Fund are unsecured debt of the issuer.
•Bank Debt Risk.  The Global Opportunity Fund’s investments in secured and unsecured assignments of bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.
•Inflation Protected Securities Risk.  The value of inflation protected securities generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
•Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Global Opportunity Fund to sell these securities.
•Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Global Opportunity Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Performance
The following information provides some indication of the risks of investing in the Global Opportunity Fund. The bar chart shows the annual return for the Fund’s Retail Class shares from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception compare with that of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.scharffunds.com or by calling the Fund toll-free at 866-5SCHARF.

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Annual Returns as of December 31 – Retail Class
During the period of time shown in the bar chart, the highest return for a calendar quarter was 15.08% (quarter ended December 31, 2020) and the lowest return for a calendar quarter was -18.64% (quarter ended March 31, 2020).

Average Annual Total Returns
(for the periods ended December 31, 2020)
Retail Class	1 Year	5 Years	Since Inception (10/14/2014)
Return Before Taxes	11.91%	11.91%	11.07%
Return After Taxes on Distributions	11.46%	10.45%	9.70%
Return After Taxes on Distributions and Sale of Fund Shares	7.54%	9.27%	8.66%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	16.25%	12.26%	10.26%
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Global Opportunity Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser: Scharf Investments, LLC is the investment adviser of the Global Opportunity Fund.
Portfolio Manager: Brian A. Krawez, CFA (President and Lead Equity Manager) is the portfolio manager responsible for the day-to-day management of the Global Opportunity Fund and he has managed the Fund since its inception in 2014.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Global Opportunity Fund shares on any business day by written request via mail (Scharf Global Opportunity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 866-5SCHARF, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

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Type of Account	To Open Your Account	To Add to Your Account
Regular	$10,000	$500
Automatic Investment Plan	$5,000	$100
Retirement Accounts	$5,000	$500
Tax Information
The Global Opportunity Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Opportunity Fund through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies
Scharf Fund
Investment Objective
The Scharf Fund seeks long-term capital appreciation.
Under normal market conditions, the Scharf Fund primarily invests in equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of companies of all size market capitalizations, convertible securities, rights and warrants. The Fund may invest up to 50% of its total assets in securities of foreign issuers listed on foreign exchanges (excluding depositary receipts), including up to 25% of its total assets in issuers in emerging markets. The Fund may invest without limit in depositary receipts, such as ADRs, EDRs and GDRs. The Fund may also invest up to 30% of its total assets in other investment companies, including ETFs. The Fund may also invest in Rule 144A securities.
In addition, the Scharf Fund may invest up to 30% of its total assets in fixed-income securities.  Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, ETNs, money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
Scharf Multi-Asset Opportunity Fund
Investment Objective
The Multi-Asset Fund seeks long-term capital appreciation and income.
The Multi-Asset Fund invests in a mix of equity securities and fixed-income securities. Under normal market conditions, the Fund allocates between 50% and 75% of its total assets to equity securities. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. The Fund may invest up to 50% of its total assets in securities of foreign issuers listed on foreign exchanges (excluding depositary receipts) including up to 25% of its total assets in issuers in emerging markets. The Fund may invest without limit in depositary receipts, such as ADRs, EDRs and GDRs. The Fund may also invest up to 30% of its total assets in other investment companies, including ETFs. The Fund may also invest up to 20% of its total assets in Rule 144A securities.
Under normal market conditions the Multi-Asset Fund allocates between 25% and 50% of its total assets to fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, foreign corporate bonds, inflation-protected securities, asset-backed securities, ETNs, money-market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities, and may include, with respect to up to 30% of the Fund’s total assets, those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities. The mix of fixed-

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income securities will vary based on the Adviser’s appraisal of the economy, the relative yields between various securities, the projected slope of the yield curve, as well as other factors.
The Adviser seeks to identify fixed-income investments with favorable risk-reward characteristics. In screening for suitable investments, the Adviser considers many factors, including yield-to-maturity, credit quality, liquidity, call risk, duration risk, and capital appreciation potential. Generally, only a small fraction of the fixed-income securities screened meet the Adviser’s criteria and qualify for further fundamental research. Such research consists of qualitative confirmation of the potential identified by the screen as well as an assessment of the underlying financial condition and prospects of the issuer.
Scharf Global Opportunity Fund
Investment Objective
The Global Opportunity Fund seeks long-term capital appreciation.
The Global Opportunity Fund primarily invests in U.S. and non-U.S. equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. Foreign securities in which the Fund may invest may be domiciled in countries outside of the U.S. and may be securities listed on foreign exchanges as well as in the form of depositary receipts, such as ADRs, EDRs and GDRs. There are no geographic limits on the Fund’s investments, and the Fund may invest without limit in securities of companies located both in the U.S. and abroad, and in developed or emerging markets. The Fund will invest primarily in the securities of companies located in at least four different countries. The Fund may also invest up to 30% of its total assets in other investment companies, including mutual funds and ETFs. The Fund may also invest in Rule 144A securities. Under normal market conditions, the Fund will typically invest in less than 50 securities.
In addition, the Global Opportunity Fund may invest up to 30% of its total assets in fixed-income securities. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, ETNs, money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries and market capitalizations and may be of any maturity and include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
Principal Investment Strategies Applicable to All Funds
Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.” The Adviser regularly screens for stocks that satisfy its criteria. Generally, only a small fraction of the stocks screened meet the Adviser’s criteria and qualify for further fundamental research. Such research consists of qualitative confirmation of the potential identified by the screen. This may include examination of a company’s annual reports and other shareholder materials as well as contacting the company’s management.
In general, the Adviser utilizes five key elements in its investment philosophy:
1.Low Valuation – The Adviser employs a bottom-up, valuation-oriented investment strategy. The Adviser believes that companies with low valuation ratios (low price to earnings, low price to cash and low price to book value) outperform stocks with higher valuations over the long term.

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2.Discount to Fair Value – Because value may not be easy to discern and may not be precisely quantifiable, the Adviser attempts to purchase securities trading at a significant discount to what the Adviser believes to be fair value. By purchasing securities only when they are at a significant discount to fair value, the Adviser hopes to mitigate downside risk.
3.Investment Flexibility - Opportunities are not confined within style boxes. The Adviser searches for compelling investments in companies large and small, foreign and domestic. The Adviser’s proprietary screen applies across the investment spectrum.
4.Focus – Each Fund will typically be constructed with only the Adviser’s top ideas at the time of purchase. The Adviser believes that owning too many stocks can be counterproductive to enhancing the risk/reward profile of each Fund.
5.Long-Term Perspective – The Adviser believes that the appropriate measurement period for the success of its investment strategy is a complete market cycle; that is, from peak to the succeeding peak or a trough to the succeeding trough. This may enable the Adviser to take advantage of opportunities that investors with shorter time horizons may overlook.
The Funds may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes. Valuation of securities experiencing special situations may include, but is not limited to, sum-of-the-parts analysis, comparables and liquidation value.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
Cash and Cash Equivalent Holdings
Each Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in a Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.
To the extent that a Fund uses a money market fund or an exchange-traded fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or exchange-traded fund’s management fees and operational expenses.
Each Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the Funds’ Statement of Additional Information (“SAI”).
Principal Risks of Investing in the Funds
The principal risks of investing in the Funds that may adversely affect a Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below. There can be no assurance that the Funds will achieve their investment objectives. Unless stated otherwise, references throughout this section to “the Fund” apply to each of the Funds.
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case

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investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
Equity Securities Risk. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.
Management Risk. Management risk describes the Fund’s ability to meet investment objectives based on the Adviser’s success or failure at implementing investment strategies for the Fund. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.
Foreign and Emerging Market Securities Risk. The Fund may invest a portion (or all, with respect to the Global Opportunity Fund) of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

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Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise, could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
Depositary Receipt Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Foreign Currency Risk. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments.  Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary un-invested reserves in bank deposits in foreign currencies.  In addition, the Fund will incur costs in connection with conversions between various currencies.
Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small- and Medium-Sized Company Risk. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.  Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.
Investment Style Risk.  Stocks with relatively low valuations may perform differently from the market as a whole and from other types of stocks.  At times when these securities are out of favor, the Fund may underperform funds that follow different investing styles. Investing in such undervalued securities involves risks that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value is overestimated. Such securities may decline in value even though they are already undervalued.
Investment Company Risk.  If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.

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When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons. These reasons include the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
Fixed-Income Securities Risk.  The following risks are associated with the Fund’s investment in fixed-income securities:
•Prepayment and Extension Risk.  The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.  In addition, rising interest rates tend to extend the duration of certain fixed-income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.  When interest rates decline, borrowers may pay off their fixed-income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.
•Interest Rate Risk.   Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.
•Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and/or principal.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the issuer to pay back interest and/or principal.  Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.
High-Yield Securities Risk.  Fixed-income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments due to adverse economic conditions or other circumstances.  High-yield, high risk, and lower-rated securities are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These securities are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.
Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the

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current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Asset-Backed Securities Risk.   Asset-Backed Securities Risk includes Interest Rate Risk, Credit Risk, Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  Under certain adverse market conditions, asset-backed securities may have more limited liquidity than usual.
Mortgage-Backed Securities Risk. In addition to the general risks associated with fixed income securities as described above, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be more volatile than other fixed income securities. In particular, past events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
Exchange-Traded Note Risk.  ETNs are subject to the credit risk of the issuer. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.
Bank Debt Risk.  The Fund’s investments in assignments of secured and unsecured bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  The Fund may invest in debt that is rated by a nationally recognized statistical rating organization or are unrated, and may invest in debt of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank debt in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.
Inflation Protected Securities Risk.  Inflation protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation.  There is always the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will not accurately measure the rate of inflation and the securities will not work as intended.
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond.  Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced

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losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.  When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.
Special Situations Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations, or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investment, producing a loss for the Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.
PORTFOLIO HOLDINGS INFORMATION
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Each Fund’s top ten holdings as of each calendar quarter-end may be made available in the fact sheets on the Funds’ website at www.scharffunds.com within five to ten business days after the calendar quarter-end. If made available, the top ten holdings for the Funds will remain posted on the website until updated with the next required regulatory filings with the SEC. Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. The annual and semi-annual reports are available by contacting the Scharf Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 866-5SCHARF and on the SEC’s website at www.sec.gov. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.
MANAGEMENT OF THE FUNDS
Investment Adviser
Scharf Investments, LLC is the Funds’ investment adviser and is located at 16450 Los Gatos Boulevard, Suite 207, Los Gatos, California 95032. The Adviser is an SEC-registered investment advisory firm which was established in 2009 when it succeeded the investment advisory business founded by Jeffrey Scharf in 1983. The Adviser provides investment management services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations, and corporations.
The Adviser is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement. For its services, for the fiscal year ended September 30, 2020, the Adviser was entitled to receive an annual management fee, calculated daily and payable monthly, equal to a rate of 0.89% of the Scharf Fund’s average daily net assets and 0.99% of the Multi-Asset Fund’s and Global Opportunity Fund’s average daily net assets. For the fiscal year ended September 30, 2020, the Adviser received management fees of 0.74% of the Scharf Fund’s average daily net assets, after any waivers, and

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0.48% of the Multi-Asset Fund’s average daily net assets, after any waivers. For the fiscal year ended September 30, 2020, the Adviser waived its entire management fee for the Global Opportunity Fund. Effective April 1, 2020, the Adviser is entitled to receive an annual management fee equal to the rate of 0.78% of the Scharf Fund’s average daily net assets.
A discussion regarding the basis of the Board’s approval of the Scharf Fund, Multi-Asset Fund and Global Opportunity Fund’s investment advisory agreement is available in the Funds’ semi-annual report to shareholders for the fiscal period ended March 31, 2020.
Portfolio Manager
Brian A. Krawez, CFA, is the portfolio manager responsible for the day-to-day management of the Funds. Mr. Krawez is President and Lead Equity Manager of the Adviser. He has been with the Adviser since 2007. Mr. Krawez earned both his Bachelor of Science degree and Master of Business Administration from the University of California at Berkeley.
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities in the Funds.
Fund Expenses
Each Fund is responsible for its own operating expenses. However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses through at least January 27, 2022, to limit Total Annual Fund Operating Expenses of each Fund (excluding AFFE, interest expense, dividends on securities sold short, taxes, extraordinary expenses and any other class-specific expenses, such as a distribution (12b-1) fee or shareholder servicing plan fee) to the amounts shown below as a percentage of each Fund’s average daily net assets:

Scharf Fund	0.79%
Multi-Asset Fund	0.88%
Global Opportunity Fund	0.54%
The term of the Funds’ operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite, and it can only be terminated by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.
Similarly Managed Account Performance
The Scharf Fund and Multi-Asset Fund are managed in a manner that is substantially similar to certain other accounts managed by the Adviser. The “Core Equity Composite” has investment objectives, policies, strategies and risks substantially similar to those of the Scharf Fund. The “Multi-Asset Composite” has investment objectives, policies, strategies and risks substantially similar to those of the Multi-Asset Fund. Scharf Investments, LLC is a registered investment adviser and the individual responsible for the management of the Core Equity Composite, Multi-Asset Composite and Hedged Strategy Composite is the same individual responsible for the management of each respective Fund. You should not consider the past performance of the Core Equity Composite and Multi-Asset Composite as indicative of the future performance of the respective Fund.

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Core Equity Composite
The following table sets forth performance data relating to the Core Equity Composite which represents all of the accounts managed by the Adviser in a substantially similar manner to the Scharf Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against an appropriate index, and does not represent the performance of the Scharf Fund. The Core Equity Composite is not subject to the same types of expenses to which the Scharf Fund is subject, the Core Equity Composite is rebalanced differently and less frequently than the Scharf Fund which will affect, among other things, transaction costs and may affect the comparability of performance, nor is the Core Equity Composite subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Scharf Fund by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Core Equity Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.
Scharf Investments, LLC
Core Equity Composite(1)

	As of 12/31/2020 (annualized)(2)
	One Year	Three Years	Five Years	Ten Years	Since 12/31/1996(3)
Core Equity Composite (Gross)	13.28%	12.09%	10.96%	12.44%	12.40%
Core Equity Composite (Net)(4)	12.27%	11.09%	9.95%	11.34%	11.11%
S&P 500® Index(5)	18.39%	14.17%	15.21%	13.88%	9.03%
(1)The Core Equity Composite was created on December 13, 2013 and retains the performance from the Equity Composite prior to 2009. The Equity Composite was managed by the predecessor firm of Scharf Investments, LLC.
(2)As of December 31, 2020, the Core Equity Composite was comprised of 414 accounts with approximately $1,075 million in assets.
(3)Inception of the Core Equity Composite is January 1, 1991; however, performance is only shown from December 31, 1996 because performance prior to that date is not in compliance with the Global Investment Performance Standards (“GIPS®”).
(4)Performance shown is net of actual fees paid by clients.
(5)The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. You cannot invest directly in an index.
The Core Equity Composite includes fully discretionary, non-wrap, asset-based, fee paying equity accounts. Returns of the Core Equity Composite are presented gross and net of management fees. Performance includes the reinvestment of dividends and other income and the deduction of trading commissions and other costs. Because the equity mandate may be described as diversified, the benchmark shown is the S&P 500® Index. The S&P 500® Index contains 500 industrial, transportation, utility, technology and financial companies regarded as generally representative of the large capitalization U.S. stock market.
The fees and expenses associated with an investment in the Core Equity Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Scharf Fund, so that if the Core Equity Composite’s expenses were adjusted for these Fund expenses, its performance would have been slightly lower during the periods shown.
Scharf Investments, LLC claims compliance with Global Investment Performance Standards (GIPS®). The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results. The U.S. dollar is the currency used to express performance of the Core Equity Composite. Adviser Compliance Associates, LLC doing business as ACA Compliance Group, successor by merger to ACA Performance Services, LLC has verified that the Adviser has been in compliance with GIPS® standards as of December 31, 2016.

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To obtain a compliant presentation and/or the firm’s list of composite descriptions, please contact Scharf Investments, LLC at 1-831-429-6513.
Multi-Asset Composite
The following table sets forth performance data relating to the Multi-Asset Composite which represents all of the accounts managed by the Adviser in a substantially similar manner to the Multi-Asset Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against an appropriate index, and does not represent the performance of the Multi-Asset Fund. The Multi-Asset Composite is not subject to the same types of expenses to which the Multi-Asset Fund is subject, the Multi-Asset Composite is rebalanced differently and less frequently than the Multi-Asset Fund which will affect, among other things, transaction costs and may affect the comparability of performance, nor is the Multi-Asset Composite subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Multi-Asset Fund by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Multi-Asset Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.
Scharf Investments, LLC
Multi-Asset Composite (1)

	As of 12/31/2020 (annualized)(2)
	One Year	Three Years	Five Years	Ten Years	Since 12/31/1996(3)
Multi-Asset Composite (Gross)	11.50%	10.29%	9.10%	10.05%	11.03%
Multi-Asset Composite (Net)(4)	10.69%	9.46%	8.28%	9.16%	9.82%
Lipper Balanced Index/Average(5)	13.57%	8.94%	9.60%	8.28%	6.87%
(1)    Prior to 2009, the Multi-Asset Composite was managed by the predecessor firm of Scharf Investments, LLC.
(2)    As of December 31, 2020, the Multi-Asset Composite was comprised of 71 accounts with approximately $262 million in assets.
(3)    Inception of the Multi-Asset Composite is December 31, 1988; however, performance is only shown from December 31, 1996, because performance prior to that date is not in compliance with the Global Investment Performance Standards (“GIPS®”).
(4)    Performance shown is net of actual fees paid by clients.
(5)    The Multi-Asset Composite is measured against the Lipper Balanced Mutual Fund Average for the years 1997-2004. After 2004, data for the Lipper Balanced Mutual Fund Average was not readily available, thus the Lipper Balanced Fund Index is used from 2005 forward. The Lipper Balanced Fund Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds. You cannot invest directly in an index.

The Multi-Asset Composite includes fully discretionary fee paying balanced accounts. Returns of the Multi-Asset Composite are presented gross and net of management fees. Performance includes the reinvestment of dividends and other income and the deduction of trading commissions and other costs. The benchmark shown is the Lipper Balanced Mutual Fund Average for the years 1997 to 2004. After 2004, data for the Lipper Balanced Mutual Fund Average was not readily available, thus the Lipper Balanced Fund Index is used from 2005 forward. The Lipper Balanced Fund Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.
The fees and expenses associated with an investment in the Multi-Asset Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Multi-Asset Fund, so that if the Multi-Asset Composite’s expenses were adjusted for the Fund’s expenses, its performance would have been slightly lower during the periods shown.

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Scharf Investments, LLC claims compliance with Global Investment Performance Standards (“GIPS®”). The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results. The U.S. dollar is the currency used to express performance of the Multi-Asset Composite. Adviser Compliance Associates, LLC doing business as ACA Compliance Group, successor by merger to ACA Performance Services, LLC has verified that the Adviser has been in compliance with GIPS® standards as of December 31, 2016.
To obtain a compliant presentation and/or the firm’s list of composite descriptions, please contact Scharf Investments, LLC at 1-831-429-6513.

SHAREHOLDER INFORMATION
Pricing of Fund Shares
Shares of the Funds are sold at NAV per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, each Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.
In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by a Fund that is listed on a securities exchange, including ADRs, EDRs, and GDRs, is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Board’s Valuation Committee.
Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

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Description of Classes
The Board has adopted a multiple class plan that allows each Fund to offer one or more classes of shares of the Fund. This Prospectus offers Institutional Class and Retail Class of the Scharf Fund, Institutional Class and Retail Class of the Multi-Asset Fund, Retail Class of the Global Opportunity Fund. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:
•Retail Class shares are charged a 0.25% Rule 12b-1 fee and a 0.10% shareholder servicing plan fee, have no sales load, and have a $10,000 minimum initial investment for regular accounts and $5,000 minimum initial investment for retirement accounts and for automatic investment plans; and
•Multi-Asset Fund and Global Opportunity Fund Institutional Class shares have no Rule 12b-1 fee but charge a 0.10% shareholder servicing plan fee and have a $5,000,000 minimum initial investment.
•Scharf Fund Institutional Class shares have no Rule 12b-1 fee but charge a 0.10% shareholder servicing plan fee and have a $1,000,000 minimum initial investment.

How to Purchase Shares
The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Regular	$10,000	$500
Automatic Investment Plan	$5,000	$100
Retirement Accounts	$5,000	$500

Scharf Fund - Institutional Class	$1,000,000	Any amount

Institutional Class	$5,000,000	Any amount
Minimum Investment Waivers
The Funds’ minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:
•current and retired employees, directors/trustees and officers of the Board, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;
•current employees of U.S. Bank Global Fund Services (the Funds’ “Transfer Agent”), broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

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•existing clients of the Adviser, their employees and immediate family members of such employees;
•registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with Quasar Distributors, LLC (the Funds’ “Distributor”); and
•qualified broker-dealers who have entered into an agreement with the Distributor.
You may purchase shares of the Funds by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network by telephone, through the Automatic Investment Plan (“AIP”), or through a bank or through one or more brokers authorized by the Funds to receive purchase orders. Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 866-5SCHARF. The Funds reserve the right to reject any purchase order. For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Funds. Orders may also be rejected from persons believed by the Funds to be “market timers.”
All purchase checks must be in U.S. dollars drawn on a domestic institution. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.
To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in the Funds to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Funds’ Transfer Agent. All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the Invest by Mail form, include your name, address, Fund name and account number on a separate piece of paper. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Funds.
In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board. For further information, you may call a customer service representative of the Funds toll-free at 866-5SCHARF.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Board’s Anti-Money Laundering Program. As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 866-5SCHARF if you need additional assistance when completing your account application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s net asset value.

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Shares of the Funds have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to Scharf Funds, to the Transfer Agent at the following address:

Regular Mail	Overnight Delivery
Scharf Funds	Scharf Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202
NOTE:    The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Purchasing Shares by Telephone
If you have accepted telephone options on your account application and if your account has been open for at least seven business days, you may purchase additional Fund shares by calling the Funds toll-free at 866-5SCHARF. You may not make your initial purchase of Fund shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the appropriate share price next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time).
Purchasing Shares by Wire
If you are making your initial investment in the Funds, the Transfer Agent must have previously received a completed account application before you can send in your wire purchase. You can mail or deliver overnight your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf. Once your account is established, you may instruct your bank to send the wire. Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No.: 112-952-137
Further Credit: [Name of Fund]
Shareholder Registration
Shareholder Account Number

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If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 866-5SCHARF. Your bank may charge you a fee for sending a wire payment to the Funds.
Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.
Automatic Investment Plan
You may open your Retail Class account with a reduced minimum initial investment of $5,000 if you also make additional purchases of Fund shares at regular intervals through the AIP. Otherwise, once your account has been opened with the initial minimum investment of $10,000, you may make additional purchases of Fund shares at regular intervals through the AIP. The AIP provides a convenient method to have monies deducted from your bank account, for investment into a Fund, on a monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the “Automatic Investment Plan” section on the account application or call the Transfer Agent at 866-5SCHARF for additional information. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.
Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 866-5SCHARF for information on:
•Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•Small Business Retirement Plans, including Simple IRAs and SEP IRAs.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually (per social security number) and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.
Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell their shares. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Funds. Brokers may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on a Fund’s behalf. An order is deemed to be received when a Fund, a Broker’s or, if applicable, a Broker’s authorized designee accepts the order. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

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Conversion Feature
Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Retail Class shares may convert to Institutional Class shares, without incurring redemption fees.  A conversion from Retail Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes. Call the Funds (toll-free) at 866-5SCHARF to learn more about conversions of Fund shares.
How to Redeem Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to a Fund or through your financial intermediary.
As described below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Funds typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The Funds may delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds. If you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your purchase amount has cleared, whichever occurs first.
The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions.
The Funds reserve the right to redeem in-kind as described under “Redemption “In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual market conditions. The Scharf Fund and Multi-Asset Fund also have in place a line of credit that may be used to meet redemption requests during unusual market conditions.
By Mail
You may redeem your shares by simply sending a written request to the Transfer Agent. You should provide your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary. Payment of your redemption proceeds will be made promptly after the receipt of your written request in good order. No redemption requests will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. You should send your redemption request to:

Regular Mail	Overnight Delivery
Scharf Funds	Scharf Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

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NOTE:    The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Telephone
If you accepted telephone options on your account application, you may redeem all or some of your shares, up to $100,000, by calling the Transfer Agent at 866-5SCHARF before the close of trading on the NYSE (which is generally 4:00 p.m., Eastern Time). Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. The minimum amount that may be wired is $1,000. A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. If you have a retirement account, you may not redeem your shares by telephone.
Prior to executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person. The Funds may change, modify or terminate these telephone privileges at any time upon at least a 60-day notice to shareholders. You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 866-5SCHARF for instructions.
You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Scharf Fund for shares of the other Scharf Funds. However, you should note the following:
•Exchanges may only be made between like share classes;
•You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•Before exchanging into the other Scharf Funds, read the Fund’s description in this prospectus;
•Exchanges between Funds are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held, subject to certain limitations on deductibility of losses;
•The Funds reserve the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

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•The minimum exchange amount between the Funds is $10,000 for regular accounts and $5,000 for retirement accounts;
•Redemption fees will not be assessed when an exchange occurs between the Funds; and
•If you accepted telephone options on your account application, you may make a telephone request to exchange your shares for an additional $5.00 fee.
You may make exchanges of your shares between the Funds by telephone, in writing or through your Broker. Note that only four exchanges are permitted per calendar year.
Systematic Withdrawal Plan
As another convenience, you may redeem a Fund’s shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $100,000 and each withdrawal amount must be for a minimum of $3,000. If you elect this method of redemption, the Funds will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. The SWP may be terminated at any time by the Funds. You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five calendar days before the next scheduled withdrawal at:

Regular Mail	Overnight Delivery
Scharf Funds	Scharf Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202
A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account will ultimately be depleted. To establish a SWP, an investor must complete the appropriate sections of the account application. For additional information on the SWP, please call the Transfer Agent at 866-5SCHARF.
Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). A redemption, whether in cash or in-kind, is a taxable event for you. It is not expected that the Funds would do so except during unusual market conditions. If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.
Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.

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A signature guarantee, from either a Medallion program member or non-Medallion program member, is required in the following situations:
•When ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and/or
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances.
Other Information about Redemptions
The Funds may redeem the shares in your account if the value of your account is less than $10,000 as a result of redemptions you have made. This does not apply to retirement plan accounts, Uniform Gifts or Transfers to Minors Act accounts, or accounts with an active AIP. You will be notified that the value of your account is less than $10,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $10,000 before the Funds take any action. The Funds will not require you to redeem your shares if the value of your account drops below the investment minimum due to fluctuations in NAV.
DIVIDENDS AND DISTRIBUTIONS
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. A Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.
All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends will be taxable whether received in cash or in additional shares.
If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, a Fund reserves the right to reinvest the distribution check in your account, at a Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five days in advance of the payment date for the distribution.
Any dividend or capital gain distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has adopted policies and procedures to prevent frequent transactions in the Funds. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. The Funds takes steps to reduce the frequency and effect of these activities in the Funds. These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.
Redemption Fees. The Scharf Fund charges a 2.00% redemption fee on the redemption of Fund shares held for 60 days or less. The Multi-Asset Fund and Global Opportunity Fund charge a 2.00% redemption fee on the redemption of Fund shares held for 15 days or less. This fee (which is paid into the Funds) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends. Although the Funds have the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.
The Funds’ redemption fee will not apply to broker wrap-fee program accounts. Additionally, the Funds’ redemption fee will not apply to the following types of transactions:
•premature distributions from retirement accounts due to the disability or health of the shareholder;
•minimum required distributions from retirement accounts;
•redemptions resulting in the settlement of an estate due to the death of the shareholder;
•shares acquired through reinvestment of distributions (dividends and capital gains); and
•redemptions initiated through the systematic withdrawal plan.
Monitoring Trading Practices. The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Funds seek to act in a manner that the Funds believe is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are

42

placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC (the “Distributor”), on behalf of the Funds, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.
Fair Value Pricing. The Funds employ fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Funds does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.
Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, each Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. Other types of securities that each Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed-income securities that have gone into default and for which there is not a current market value quotation.
More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”
GENERAL POLICIES
Some of the following policies are mentioned above. In general, the Funds reserve the right to:
•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•Reject any purchase request for any reason. Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading); and
•Reject any purchase or redemption request that does not contain all required documentation.
Your financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

43

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to a Fund.  Based upon statutory requirements for returned mail, a Fund will attempt to locate the shareholder or rightful owner of the account.  If a Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 866-5SCHARF at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Fund Mailings
Statements and reports that the Funds send to you include the following:
•Confirmation statements (after every transaction that affects your account balance or your account registration);
•Annual and semi-annual shareholder reports (every six months); and
•Quarterly account statements.
Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-5SCHARF to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
TAX CONSEQUENCES
Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.

44

The Funds typically make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income or, in some cases, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of a Fund for its dividend-paying securities and of you for your Fund shares. The rate you pay on capital gain distributions will depend on how long a Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. A portion of ordinary income dividends paid by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met. A 3.8% surtax applies to net investment income (which generally will include dividends and capital gains from an investment in a Fund) of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers. Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but made in the following January are taxable as if received the prior December.
By law, the Funds must withhold as backup withholding, at a rate under Section 3406 of the Code from your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is timely provided.
Sale or exchange of your Fund shares is a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction and your investment in the Funds. The Code limits the deductibility of capital losses in certain circumstances.
The Funds’ distributions, whether received in cash or reinvested in additional shares of the Funds, may be subject to federal, state and local income tax. In managing the Funds, the Adviser does not consider the tax effects of its investment decisions to be of primary importance.
Additional information concerning taxation of the Funds and their shareholders is contained in the SAI. You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Funds.
DISTRIBUTION OF FUND SHARES
Distribution and Service (Rule 12b-1) Plan
The Board has adopted a plan pursuant to Rule 12b-1 that allows the Retail Class to pay distribution and service fees for the sale, distribution and servicing of its shares. The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of the applicable Fund’s Retail Class shares. Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Shareholder Servicing Plan
Under a Shareholder Servicing Plan, each Fund will pay service fees of up to 0.10% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. As these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

45

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
Service Fees – Other Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.
INDEX DESCRIPTIONS
Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage backed securities, asset backed securities, and commercial mortgage backed securities.
The Lipper Balanced Funds Index tracks funds whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds.  Typically, the stock/bond ratio ranges around 60%/40%.
The MSCI All Country World Index a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report dated September 30, 2020, which is available upon request.
Scharf Fund
For a share outstanding throughout each year

Institutional Class	Year Ended September 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$46.21	$46.72	$44.08	$40.47	$38.24

Income from investment operations:
Net investment income^	0.34	0.23	0.26	0.09	0.06
Net realized and unrealized gain on investments and foreign currency	3.35	2.99	3.61	3.59	3.53
Total from investment operations	3.69	3.22	3.87	3.68	3.59

Less distributions:
From net investment income	(0.24)	(0.39)	(0.08)	(0.07)	(0.02)
From net realized gain on investments	(3.64)	(3.34)	(1.15)	—	(1.34)
Total distributions	(3.88)	(3.73)	(1.23)	(0.07)	(1.36)

Paid-in capital from redemption fees^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$46.02	$46.21	$46.72	$44.08	$40.47

Total return	8.12%	7.61%	8.93%	9.10%	9.52%

Ratios/supplemental data:
Net assets, end of year (thousands)	$282,746	$298,028	$350,205	$488,084	$508,930
Ratio of expenses to average net assets:
Before fee waivers	1.00%	1.06%	1.08%	1.20%	1.19%
After fee waivers	0.90%	0.96%	0.96%	1.07%	1.05%
Ratio of net investment income to average net assets:
Before fee waivers	0.68%	0.44%	0.47%	0.09%	0.02%
After fee waivers	0.78%	0.54%	0.59%	0.22%	0.16%
Portfolio turnover rate	52.15%	47.87%	39.71%	21.63%	30.58%
^    Based on average shares outstanding.
#    Amount is less than $0.01.

47

Scharf Fund
For a share outstanding throughout each year

Retail Class	Year Ended September 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$45.95	$46.43	$43.87	$40.32	$38.21

Income from investment operations:
Net investment income/(loss)^	0.22	0.11	0.12	(0.02)	(0.05)
Net realized and unrealized gain on investments and foreign currency	3.33	2.98	3.59	3.57	3.52
Total from investment operations	3.55	3.09	3.71	3.55	3.47

Less distributions:
From net investment income	(0.12)	(0.23)	—	—	(0.02)
From net realized gain on investments	(3.64)	(3.34)	(1.15)	—	(1.34)
Total distributions	(3.76)	(3.57)	(1.15)	—	(1.36)
Paid-in capital from redemption fees^#	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$45.74	$45.95	$46.43	$43.87	$40.32

Total return	7.83%	7.32%	8.58%	8.80%	9.20%

Ratios/supplemental data:
Net assets, end of year (thousands)	$66,531	$72,710	$70,365	$88,843	$98,293
Ratio of expenses to average net assets:
Before fee waivers	1.29%	1.34%	1.39%	1.47%	1.47%
After fee waivers	1.19%	1.24%	1.27%	1.34%	1.34%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	0.39%	0.16%	0.16%	(0.17)%	(0.25)%
After fee waivers	0.49%	0.26%	0.28%	(0.04)%	(0.12)%
Portfolio turnover rate	52.15%	47.87%	39.71%	21.63%	30.58%
^    Based on average shares outstanding.
#    Amount is less than $0.01.

48

Scharf Multi-Asset Opportunity Fund
For a share outstanding throughout each year

Institutional Class		Year Ended September 30,
	2020	2019	2018	2017		2016
Net asset value, beginning of year	$33.55	$33.58	$32.27	$30.60		$29.60

Income from investment operations:
Net investment income^	0.33	0.38	0.34	0.15		0.14
Net realized and unrealized gain on investments and foreign currency	2.60	1.70	1.67	1.94		2.08
Total from investment operations	2.93	2.08	2.01	2.09		2.22

Less distributions:
From net investment income	(0.43)	(0.49)	(0.07)	(0.20)		(0.07)
From net realized gain on investments	(2.04)	(1.62)	(0.63)	(0.22)		(1.15)
Total distributions	(2.47)	(2.11)	(0.70)	(0.42)		(1.22)

Paid-in capital from redemption fees	—	—	—	0.00	^#	0.00	^#

Net asset value, end of year	$34.01	$33.55	$33.58	$32.27		$30.60

Total return	8.99%	6.89%	6.32%	6.94%		7.68%

Ratios/supplemental data:
Net assets, end of year (thousands)	$40,450	$43,865	$46,366	$60,061		$53,485
Ratio of expenses to average net assets:
Before fee waivers	1.47%	1.45%	1.44%	1.47%		1.47%
After fee waivers	0.96%	0.98%	0.97%	1.02%		1.08%
Ratio of net investment income to average net assets:
Before fee waivers	0.50%	0.71%	0.59%	0.04%		0.08%
After fee waivers	1.01%	1.18%	1.06%	0.49%		0.47%
Portfolio turnover rate	48.02%	45.52%	36.29%	30.04%		34.43%
^    Based on average shares outstanding.
#    Amount is less than $0.01.

49

Scharf Multi-Asset Opportunity Fund
For a share outstanding throughout each period

Retail Class	Year Ended September 30,					January 21, 2016* to September 30,
	2020		2019	2018	2017	2016
Net asset value, beginning of period	$33.47		$33.44	$32.16	$30.54	$27.68

Income from investment operations:
Net investment income^	0.24		0.29	0.26	0.07	0.05
Net realized and unrealized gain on investments and foreign currency	2.59		1.72	1.65	1.94	2.81
Total from investment operations	2.83		2.01	1.91	2.01	2.86

Less distributions:
From net investment income	(0.35)		(0.36)	(0.00)	(0.17)	—
From net realized gain on investments	(2.04)		(1.62)	(0.63)	(0.22)	—
Total distributions	(2.39)		(1.98)	(0.63)	(0.39)	—
Paid-in capital from redemption fees	0.00	^#	—	—	—	—
Net asset value, end of period	$33.91		$33.47	$33.44	$32.16	$30.54

Total return	8.68%		6.66%	6.00%	6.68%	10.33%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,359		$5,874	$7,361	$8,998	$6,990
Ratio of expenses to average net assets:
Before fee waivers	1.74%		1.70%	1.70%	1.73%	1.75%	†
After fee waivers	1.23%		1.23%	1.23%	1.28%	1.30%	†
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	0.23%		0.45%	0.33%	(0.21)%	(0.23)%	†
After fee waivers	0.74%		0.92%	0.80%	0.24%	0.22%	†
Portfolio turnover rate	48.02%		45.52%	36.29%	30.04%	34.43%	‡**
*    Commencement of operations.
^    Based on average shares outstanding.
**    Portfolio turnover calculated for the year ended September 30, 2016.
†    Annualized.
‡    Not annualized.
#    Amount is less than $0.01.

50

Scharf Global Opportunity Fund
For a share outstanding throughout each year

Retail Class	Year Ended September 30,
	2020	2019	2018		2017		2016
Net asset value, beginning of year	$29.98	$31.30	$29.76		$26.89		$24.87

Income from investment operations:
Net investment income	0.28	0.37	0.31		0.18	^	0.16
Net realized and unrealized gain on investments and foreign currency	2.22	0.90	3.05		3.03		3.06
Total from investment operations	2.50	1.27	3.36		3.21		3.22

Less distributions:
From net investment income	(0.41)	(0.28)	(0.21)		(0.14)		(0.20)
From net realized gain on investments	(2.75)	(2.31)	(1.61)		(0.20)		(1.00)
Total distributions	(3.16)	(2.59)	(1.82)		(0.34)		(1.20)
Paid-in capital from redemption fees	—	—	0.00	^#	0.00	^#	—
Net asset value, end of year	$29.32	$29.98	$31.30		$29.76		$26.89

Total return	8.09%	4.92%	11.72%		12.10%		13.21%

Ratios/supplemental data:
Net assets, end of year (thousands)	$18,706	$17,763	$28,353		$30,307		$27,444
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.99%	1.96%	1.72%		1.90%		1.97%
After fee waivers and expense reimbursement	0.70%	0.59%	0.52%		0.65%		0.55%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(0.42)%	(0.31)%	(0.26)%		(0.60)%		(0.74)%
After fee waivers and expense reimbursement	0.87%	1.06%	0.94%		0.65%		0.68%
Portfolio turnover rate	60.69%	73.90%	65.99%		75.78%		52.75%
^    Based on average shares outstanding.
#    Amount is less than $0.01.

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Investment Adviser
Scharf Investments, LLC
16450 Los Gatos Boulevard, Suite 207
Los Gatos, California 95032
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Tait, Weller and Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

PRIVACY NOTICE
The Funds collect non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

PN-1

FOR MORE INFORMATION
You can find more information about the Funds in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.
The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.scharffunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 866‑5SCHARF or by writing to:
SCHARF FUNDS
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Reports and other information about the Funds are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(SEC Investment Company Act file number is 811‑07959.)

STATEMENT OF ADDITIONAL INFORMATION
January 28, 2021
Scharf Fund
Retail Class – LOGRX
Institutional Class – LOGIX
Scharf Multi-Asset Opportunity Fund
Retail Class – LOGBX
Institutional Class – LOGOX
Scharf Global Opportunity Fund
Retail Class – WRLDX

Series of Advisors Series Trust (the “Trust”)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
866-5SCHARF
This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated January 28, 2021, as may be revised, of the Scharf Fund, the Scharf Multi-Asset Opportunity Fund (the “Multi-Asset Fund”) and the Scharf Global Opportunity Fund (the “Global Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) each a series of the Trust. Scharf Investments, LLC (the “Adviser”) is the Funds’ investment adviser. A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.scharffunds.com.
The Funds’ audited financial statements and notes thereto for the Scharf Fund, the Multi-Asset Fund, and Global Opportunity Fund for the fiscal year ended September 30, 2020, are included in the Funds’ annual report to shareholders for the fiscal year ended September 30, 2020, and are incorporated by reference into this SAI. A copy of the annual report may be obtained without charge by calling or writing the Funds as shown above or by visiting the Funds’ website at www.scharffunds.com.

THE TRUST
The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.
The Scharf Fund commenced operations on December 30, 2011, the Multi-Asset Fund commenced operations on December 31, 2012, the Global Opportunity Fund commenced operations on October 14, 2014, and the Alpha Opportunity Fund commenced operations on December 31, 2015. On January 28, 2015, the former Investor Class shares of the Scharf Fund were re-designated as Institutional Class shares. The Retail Class of the Scharf Fund commenced operations on January 28, 2015. On January 21, 2016 the former Investor Class shares of Multi-Asset Fund were re-designated as Institutional Class shares. The Retail Class of the Multi-Asset Fund commenced operations on January 21, 2016. The Scharf Balanced Opportunity Fund changed its name to the Scharf Multi-Asset Opportunity Fund on November 1, 2018.
Registration with the SEC does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
INVESTMENT POLICIES AND RISKS
The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies and risks of the Funds. Unless otherwise indicated, references to “the Fund” refer to each of the Funds.
Diversification of Investments
Each Fund is diversified under applicable federal securities laws. This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Funds invest. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Funds’ investments may be negatively affected.

Exclusion from Definition of Commodity Pool Operator
Pursuant to amendments by the Commodity Futures Trading Commission (the “CFTC”) to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Fund. Neither the Funds nor the Adviser are therefore subject to registration or regulation as a pool operator under the CEA. In order to claim the Rule 4.5 exemption, each Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts). As a result, each Fund is limited in its ability to use these instruments and these limitations may have a negative impact on the ability of the Adviser to manage the Funds, and on each Fund’s performance.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
For the remainder of this section, unless otherwise stated, references to “the Fund” are applicable to each of the Funds.
Equity Securities
Common stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Fund may invest.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the

Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stocks. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Convertible Securities. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.
Rights and Warrants. The Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.
An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small- and Medium-Sized Companies
To the extent the Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller sized companies. Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Investment Companies
The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions and for temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (i.e., 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Funds, whether or not for temporary defensive purposes, provided that the Funds do not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).
The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 will permit more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Foreign Investments
Each Fund may make investments in securities of non-U.S. issuers (“foreign securities”). The Scharf Fund and the Multi-Asset Fund reserve the right to invest up to 50% of each Fund’s total assets in securities of foreign issuers. The Scharf Fund and the Multi-Asset Fund reserve the right to invest an unlimited amount of each Fund’s total assets in DRs. The Global Opportunity Fund reserves the right to invest an unlimited amount of its total assets, in DRs, U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the United States, including securities listed on foreign exchanges.
Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. DRs are receipts typically issued in connection with a United States or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.
ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on United States securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in United States securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Foreign Currency Transactions
The Global Opportunity Fund may invest in foreign currency exchange transactions. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Foreign exchange dealers may realize a profit on the difference between the price at which the Global Opportunity Fund buys and sells currencies.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States. Additionally, the rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.
Market Characteristics. The Adviser expects that some foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. Though growing, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.
To the extent the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s yield on such assets. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund’s foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
Taxes. The interest and dividends payable to the Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.
In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.
Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU. In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. The mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.

The effects of Brexit will depend, in part, on whether the United Kingdom is able to negotiate agreements to retain access to EU markets including, but not limited to, trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which EU laws to replace or replicate. The extent of the impact of the withdrawal in the United Kingdom and in global markets as well as any associated adverse consequences remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments.

While certain measures are being proposed and/or will be introduced, at the EU level or at the member state level, which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures would achieve their intended effects.

On January 31, 2020, the United Kingdom withdrew from the EU subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expires at the end of 2020. Negotiators representing the United Kingdom and EU came to a preliminary trade agreement on December 24, 2020 and the trade agreement was ratified by the UK Parliament and the European Parliament.

Emerging Markets. The Scharf Fund and the Multi-Asset Fund may invest up to 25% of each Fund’s total assets, and the Global Opportunity Fund may invest an unlimited amount of the Fund’s total assets, in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.
Derivative Securities
The Funds may invest in a wide range of derivatives, including call and put options, futures, credit default swaps, equity swaps and forward contracts, for hedging purposes as well as direct investment. There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by Fund. This may cause the futures or options to react differently from the Fund’s securities to market changes. In addition, the Adviser could be incorrect in its expectations for the direction or extent of market movements. In these events, the Fund could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Fund will not be able to liquidate its positions without potentially incurring significant transactions costs.
The Funds may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
Options on Securities. The Funds may purchase and write call and put options on securities and securities indices.
Call Options. The Funds may write (sell) covered call options to on its portfolio securities (“covered options”) in an attempt to enhance gain and protect the Fund from downside market risk. The Fund may write (sell) call options on individual stocks to protect against possible price declines in the securities held or to extend a holding period to achieve long-term capital gain status.
When a Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the

Fund will realize income to the extent of the amount received for the option (the “premium”). If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”) the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.
The Funds may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.”
Closing sale transactions enable a Fund immediately to realize gains or minimize losses on its option positions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. If a Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration. If a Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Put Options. The Funds may write and purchase put options (“puts”). If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement less the premium paid to purchase the option. If the Fund is holding a security which the Adviser feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving the Fund the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.
When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. If the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.

Options on Securities Indices. The Funds may write (sell) covered call options on securities indices in an attempt to increase gain. A securities index option written by a Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver actual securities, to the option holder. Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio. As with the writing of covered call options on securities, the Fund will realize a gain in the amount of the premium received upon writing an option if the value of the underlying index increases above the exercise price and the option is exercised, the Fund will be required to pay a cash settlement that may exceed the amount of the premium received by the Fund. The Fund may purchase call options in order to terminate its obligations under call options it has written.
The Funds may purchase and/or write (sell) call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy. Unlike an option on securities, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right, upon the exercise of the option, to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed “index multiplier.”
A securities index fluctuates with changes in the market value of the securities included in the index. For example, some securities index options are based on a broad market index such as the Standard & Poor’s (“S&P”) 500® Index or the Value Line Composite Index, or a narrower market index such as the S&P 100® Index. Indices may also be based on industry or market segments.
The Funds may purchase put options in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund’s portfolio securities. If a Fund purchases a put option on a stock index, the amount of payment it receives on exercising the option depends on the extent of any decline in the level of the stock index below the exercise price. Such payments would tend to offset a decline in the value of the Fund’s portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Fund’s portfolio securities. The Fund may write put options on stock indices in order to close out positions in stock index put options which it has purchased.
The Funds may purchase call options on stock indices in order to participate in an anticipated increase in stock market prices or to lock in a favorable price on securities that it intends to buy in the future. If a Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio. The Funds may write call options on stock indices in order to close out positions in stock index call options that it has purchased.
The effectiveness of hedging through the purchase of options on securities indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the stock indices on which the options are available. In addition, the purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.
The use of hedging strategies, such as writing (selling) and purchasing options on indices involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Options on indices may be governed by Section 1256 of the Code and are treated partly as a long-term gain or loss (60% of the gain or loss) and partly as a short-term gain or loss (40% of the gain or loss).
Credit Default Swaps. The Funds may enter into credit default swap agreements. The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Fund. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default, restructuring or bankruptcy.
The Funds may be either the buyer or seller in the transaction. As a seller, the Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.
Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.
The Funds may also invest in credit default swap index products and in options on credit default swap index products. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above. The Funds reserve the right to invest in similar instruments that may become available in the future.
Equity Swap Agreements. The Funds may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.
Forms of swap agreements include:
(1)equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap;”
(2)equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor;” and
(3)equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.
Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.
The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to a Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.
Whether the Funds’ use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Debt Futures. The Funds may invest in futures contracts on debt securities (“Debt Futures” or “Futures”) or options on Debt Futures.
A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date. The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product. The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading. The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin. Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract. The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract. A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level. The Funds will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.
To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange. However, the entire value of the contract does not change hands; only the gains and losses on the contract since the preceding day are credited and debited to the accounts of the buyers and sellers, just as on every other preceding trading day, and the positions are closed out.
One risk in employing Futures to attempt to protect against declines in the value of the securities held by a Fund is the possibility that the prices of Futures will correlate imperfectly with the behavior of the market value of the Fund’s securities. The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
It is possible that, where a Fund has sold Futures in a short hedge, the market may advance but the value of the securities held by the Fund may decline.  If this occurred, the Fund would lose money on the Future and also experience a decline in the value of its securities. Where Futures are purchased in a long hedge, it is possible that the market may decline; if a Fund then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the Future that is not offset by a reduction in the price of any securities purchased.
Government Obligations
The Funds may make short term investments in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.
Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.
When-Issued Securities
The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. When a Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.
Corporate Debt Securities
The Funds may invest in fixed-income securities of any maturity including fixed income securities rated below “investment grade” by one or more recognized statistical ratings organizations, such as S&P or Moody’s Investors Service, Inc. (“Moody’s”). Bonds rated below BBB by S&P or Baa by Moody’s, commonly referred to as “junk bonds,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower-rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.
Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

Short-Term, Temporary, and Cash Investments
When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. The Funds may invest in any of the following securities and instruments:
Money Market Mutual Funds. The Funds may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. It primarily invests in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.
Your cost of investing in a Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to a Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire bank certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.
As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.
Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities act of 1933, as amended (the "1933 Act") and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under a Fund's liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.

Initial Public Offerings
The Funds may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Securities Lending
Each Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, a Fund may lend portfolio securities to securities broker-dealers or financial institutions if: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets. As part of participating in a lending program, a Fund will invest its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund. All investments made with the cash collateral received are subject to the risks associated with such investments. If such investments lose value, the Funds will have to cover the loss when repaying the collateral. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.
Short Sales
The Funds are authorized to make short sales of securities. In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  The Fund is also required to segregate or earmark liquid assets on its books or hold an offsetting position to cover its obligation to return the security.
Short sales by the Funds create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Funds might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Royalty Trusts
The Funds may invest up to 5% of their total assets in royalty trusts. Royalty trusts are established to receive the royalties or net profit interests in a specific group of assets and to pay out those royalties to their unit holders. To do this, royalty trusts buy the right to royalties (income) on the production and sales of a natural resource company. The yield generated by a royalty trust is not guaranteed and because developments in the oil, gas and natural resources markets will affect payouts, can be volatile.  For example, the yield on an oil royalty trust can be affected by changes in production levels, natural resources, political and military developments, regulatory changes and conservation efforts.  In addition, natural resources are depleting assets.  Eventually, the income-producing ability of the royalty trust will be exhausted.  Generally, higher yielding trusts have less time until depletion of proven reserves. Depending on the U.S. federal income tax classification of the royalty trusts in which a Fund invests, securities issued by certain royalty trusts (such as royalty trusts which are grantor trusts for U.S. federal income tax purposes) may not produce qualifying income for purposes of the income requirements of the Code.  Additionally, a Fund may be deemed to directly own the assets of each royalty trust, and would need to look to such assets when determining its compliance with the diversification requirements under the Code.  The Funds will monitor its investments in royalty trusts with the objective of maintaining its continued qualification as a regulated investment company under the Code.

Master Limited Partnerships (“MLPs”)
The Funds may invest in publicly traded Master Limited Partnerships (“MLPs”). MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
Real Estate Investment Trusts (“REITs”)
The Funds may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).  The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.  REITs (especially mortgage REITs) are also subject to interest rate risks.
Borrowing
Although the Funds do not currently intend to borrow money, the 1940 Act permits each Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Loan Assignments and Participations
The Funds may purchase corporate loans through assignment or participation. Such indebtedness may be secured or unsecured. Loan participations typically represent only a right to participate in the repayment of the loan by the corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing participations, the Funds will usually have a contractual relationship only with the selling institution, and not the corporate borrower.  Consequently, the Funds generally will have no right directly to enforce compliance by the borrower with the terms of the commercial loan, nor any rights of set-off against the borrower, nor will it have the right to object to certain changes to the loan agreement agreed to by the selling institution.  The Funds may also buy part of a loan through an assignment, thereby becoming a direct lender to the corporate borrower. When purchasing loan participations or assignments, a Fund assumes the credit risk associated with the corporate borrower.  When purchasing loan participations, the Fund assumes both the credit risk of the borrower and the credit risk associated with an interposed bank or other financial intermediary. The participation interests and bank loans in which the Funds intend to invest may not be rated by any nationally recognized rating service.
Asset-Backed Securities
The Funds may invest in asset-backed securities. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust.  Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, these securities may exhibit additional volatility.  This is known as extension risk.  In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected.  This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.  This is also known as contraction risk.  These securities also are subject to risk of default on the underlying assets, particularly during period of economic downturn.
Municipal Securities
The Funds may invest in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).
Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They are also issued to repay outstanding obligations, to include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
Municipal Securities Risks.  Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.) Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities market; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  Further, any adverse economic conditions or developments affecting the states or municipalities could impact municipal securities.
Special Risks Related to Cyber Security
The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause a Fund’s investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
INVESTMENT RESTRICTIONS
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.
Each Fund may not:
1.With respect to 50% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
2.Borrow money, except as permitted under the 1940 Act.
3.Issue senior securities, except as permitted under the 1940 Act.
4.Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
5.Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
6.Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
7.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.
8.Make loans to others, except as permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:
1.Invest in any issuer for purposes of exercising control or management.
2.Invest in securities of other investment companies, except as permitted under the 1940 Act.
3.Hold, in the aggregate, more than 15% of its net assets in illiquid investments that are assets pursuant to Rule 22e-4 under the 1940 Act.
PORTFOLIO TURNOVER
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.
High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates. For the fiscal years indicated below, each Fund’s portfolio turnover rate was as follows:

	Portfolio Turnover Rate For Fiscal Year Ended September 30,
	2020	2019
Scharf Fund	52.15%	47.87%
Multi-Asset Fund	48.02%	45.52%
Global Opportunity Fund	60.69%	73.90%
PORTFOLIO HOLDINGS POLICY
The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to the Funds’ shareholders and in the quarterly holdings report on Part F of Form N-PORT. The Fund’s top ten holdings as of each calendar quarter-end may be made available on the Funds’ website at www.scharffunds.com within five to ten business days after the calendar quarter-end. If posted, the top ten holdings for each Fund will remain posted on the website until updated with the next required regulatory filings with the SEC. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Funds’ portfolio holdings are not distributed to any person unless:
•The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

•The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and the Trust’s Board of Trustees, attorneys, auditors or accountants;
•The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.
Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:
•A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information 60 days following the end of a calendar quarter; or
•Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: Fund Services; the Trust’s Board of Trustees; and the Trust’s attorneys and independent registered public accounting firm (currently, Sullivan & Worcester LLP and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.
The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and their shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Funds. No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.
MANAGEMENT
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.
Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 74) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to July 2019); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
David G. Mertens (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Joe D. Redwine (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Raymond B. Woolson (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board and Trustee	Indefinite term; since January 2020 Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	4
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 19 portfolios), DoubleLine Opportunistic Credit Fund, DoubleLine Selective Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present.

Officers of the Trust

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 52) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Cheryl L. King (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Kevin J. Hayden (age 49) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (age 38) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President and Chief Fund Compliance Officer, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).
Elaine E. Richards, Esq. (age 52) 2020 East Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of September 30, 2020, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.
Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established four standing committees, an Audit Committee, a Nominating Committee, a Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has appointed Raymond Woolson, an Independent Trustee, as Chairman of the Board and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to-day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Governance Committee meets regularly with the CCO to discuss compliance risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
Gail S. Duree. Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009. Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee. Ms. Duree serves as the Trust’s Audit Committee Financial Expert.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as Partner and Head of Business Development of Ballast Equity Management, LLC, a privately-held investment advisory firm. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as former President and CEO of U.S. Bancorp Fund Services, LLC (currently doing business as U.S. Bank Global Fund Services), a full-service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.
Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products. Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.
Board Committees
The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Governance Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.
The Audit Committee is comprised of all of the Independent Trustees. Ms. Duree is the Chairperson of the Audit Committee. The Audit Committee meets regularly with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. During the Funds’ fiscal year ended September 30, 2020, the Audit Committee met once with respect to the Funds.
The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities. During the Funds’ fiscal year ended September 30, 2020, the QLCC did not meet with respect to the Funds.
The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all of the Independent Trustees. Mr. Redwine is the Chairman of the Nominating Committee.
The Nominating Committee will consider nominees recommended by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on. During the Funds’ fiscal year ended September 30, 2020, the Nominating Committee did not meet with respect to the Funds.
The Governance Committee is comprised of all of the Independent Trustees. Mr. Mertens is the Chairman of the Governance Committee. The Governance Committee meets regularly with respect to the various series of the Trust. The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Governance Committee met one time during the Funds’ fiscal year ended September 30, 2020.
Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.
Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Funds and the amount of shares other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2020.

	Dollar Range of Equity Securities in the Scharf Fund	Dollar Range of Equity Securities in the Multi-Asset Fund	Dollar Range of Equity Securities in the Global Opportunity Fund	Aggregate Dollar Range of Fund Shares in the Trust
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Independent Trustees
Gail S. Duree	None	None	None	Over $100,000
David G. Mertens	None	None	None	Over $100,000
Raymond B. Woolson	None	None	None	None
Joe D. Redwine	None	None	None	Over $100,000
As of December 31, 2020, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.
Compensation
Effective January 1, 2020, the Independent Trustees each receive an annual retainer of $94,500 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisers/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2020, the annual retainer was $92,000. Due to the recent volatility in the securities markets caused by the COVID-19 pandemic, the Board temporarily waived its fee increase from March 20, 2020 through December 31, 2020. The Trust Chair, chair of the Audit Committee, and chair of the Governance Committee, each receive a separate annual fee of $10,000, $5,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee chair. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Funds for the fiscal year ended September 30, 2020.

	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
	Scharf Fund	Multi-Asset Fund	Global Opportunity Fund
Independent Trustee
Gail S. Duree	$3,864	$3,196	$3,135	None	None	$13,325
David G. Mertens	$3,804	$3,147	$3,086	None	None	$13,118
Raymond B. Woolson	$3,977	$3,282	$3,217	None	None	$13,687
George Rebhan(2)	$1,104	$907	$888	None	None	$3,787
Joe D. Redwine	$3,713	$3,072	$3,013	None	None	$12,805
(1)There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the fiscal year ended September 30, 2020, aggregate Independent Trustees’ fees and expenses for the Trust were $546,750.
(2)George Rebhan retired from the Board on December 31, 2019.

CODES OF ETHICS
The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser to invest in securities that may be purchased or held by a Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.
The Adviser will vote all proxies after making the determination that the vote is in the best interest of the Funds’ shareholders. In determining whether a proposal serves the best interests of the Funds and their shareholders, the Adviser will consider a number of factors, including the economic effect of the proposal on shareholder value, the threat posed by the proposal to existing rights of shareholders, the dilution of existing shares that would result from the proposal, the effect of the proposal on management or director accountability to shareholders, and, if the proposal is a shareholder initiative, whether it wastes time and resources of the company or reflects the grievance of one individual. The Adviser will abstain from voting proxies when it believes it is appropriate to do so.
The Adviser has established a Proxy Voting Committee which is comprised of employees separate from those persons responsible for the Funds’ portfolio management. If a material conflict of interest over proxy voting arises between the Adviser and the Funds, such proxy votes will be referred to the Proxy Voting Committee and the Committee will vote all such proxies in accordance with the policy described above. The goal of the Proxy Voting Committee is to ensure that all proxy votes serve the best interests of the Funds and their shareholders.
The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting records will be available without charge, upon request, by calling toll-free 866-5SCHARF and on the SEC’s website at www.sec.gov.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of December 31, 2020, the following shareholders were considered to be either a control person or principal shareholder of each Fund:
Scharf Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plz. 12th Floor New York, NY 10004-1932	Morgan Stanley Smith Barney	DE	47.87%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	25.09%	Record
National Financial Services, LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	N/A	N/A	12.35%	Record

Scharf Fund – Retail Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	Fidelity Global Brokerage Group, Inc.	DE	88.03%	Record
Charles Schwab & Co., Inc. Special Customer A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	N/A	10.45%	Record
Multi-Asset Fund – Institutional Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	88.71%	Record
Multi-Asset Fund – Retail Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	81.43%	Record
Morgan Stanley Smith Barney LLC For the exclusive benefit of Customers of MSSB 1 New York Plaza, Floor 12 New York, NY 10004-1932	N/A	N/A	18.18%	Record

Global Opportunity Fund – Retail Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	58.98%	Record
Brian A. Krawez and Karen Krawez Revocable Living Trust, Karen Krawez and Brian A. Krawez Trustees c/o Scharf Investments, LLC 16450 Los Gatos Blvd, Suite 207 Los Gatos, CA 95032	N/A	N/A	19.72%	Beneficial
UBS WM USA Spec Cdy A/C EBOC UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086-6761	N/A	N/A	7.19%	Record
Management Ownership Information. As of December 31, 2020, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of the Funds.
THE FUNDS’ INVESTMENT ADVISER
Scharf Investments, LLC, 16450 Los Gatos Boulevard, Suite 207, Los Gatos, CA 95032, acts as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The control persons of the Adviser are Brian A. Krawez, CFA, President of the Adviser and portfolio manager to the Funds, who is the majority owner, and Jeffrey R. Scharf, who is the minority owner.
In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.99% of each Fund’s average daily net assets, except for the Scharf Fund. The Scharf Fund had an investment advisory fee of 0.89% of its average daily net assets prior to April 1, 2020. Effective April 1, 2020, the Adviser is entitled to receive an annual management fee equal to a rate of 0.78% of the Scharf Fund’s average daily net assets. For the fiscal years indicated below, the Scharf Fund paid the following management fees to the Adviser:

Fiscal Year Ended September 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2020	$2,913,454	$332,172	$0	$2,581,282
2019	$3,435,406	$399,212	$0	$3,036,194
2018	$4,708,850	$605,893	$0	$4,102,957

For the fiscal years indicated below, the Multi-Asset Fund paid the following management fees to the Adviser:

Fiscal Period Ended September 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2020	$450,371	$232,919	$0	$217,452
2019	$514,542	$243,918	$0	$270,624
2018	$587,563	$280,214	$0	$307,349

For the fiscal years ended as indicated below, the Global Opportunity Fund paid the following management fees to the Adviser:

Fiscal Period Ended September 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2020	$178,252	$178,252	$0	$0
2019	$204,753	$204,753	$0	$0
2018	$297,703	$297,703	$0	$0

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
In addition to the management fees payable to the Adviser, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, Rule 12-b1 fees, shareholder servicing fees or any other class-specific expenses) to the limits set forth in the Fees and Expenses of the Fund tables of the Prospectus. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower. Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

SERVICE PROVIDERS
Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
Fund Services also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements. Additionally, the Administrator provides CCO services to the Trust under a separate agreement. The cost of the CCO services is charged to the Funds and approved by the Board annually.
For the fiscal years indicated below, the Funds paid the following fees for fund administration and fund accounting services to Fund Services as Administrator:

	Administration and Fund Accounting Fees Paid to Fund Services for the Fiscal Years Ended September 30,
	2020	2019	2018
Scharf Fund	$149,997	$179,883	$354,180
Multi-Asset Fund	$58,196	$56,324	$81,946
Global Opportunity Fund	$36,432	$35,475	$51,907

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.
The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds. The Administrator, Transfer Agent, and Custodian (as defined below) are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.
Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.
Sullivan & Worcester LLP (“Sullivan & Worcester”), 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
PORTFOLIO MANAGER
Brian A. Krawez, CFA, is the portfolio manager principally responsible for the day-to-day management of the Funds’ portfolios. The following table shows the number of other accounts (not including the Funds) managed by Mr. Krawez and the total assets in the accounts managed within various categories as of September 30, 2020.

Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets of Accounts with Advisory Fee based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1,121	$1,823 million	80	$108 million
Material Conflicts of Interest. Mr. Krawez has portfolio management responsibility for all the investment accounts of the Adviser. There is a potential conflict should one of these accounts be favored over another, but the intention of the Adviser is to treat all accounts equally. The investment accounts are expected to hold generally the same securities in the same proportions. Buy and/or sell orders will normally be placed concurrently for each account. Any differences between the investment accounts would be expected to arise from differential cash flows and investment restrictions.
Compensation. Mr. Krawez receives a fixed base salary and a share of the profits of the Adviser equal in proportion to his ownership of the firm.

Securities Owned in the Funds by the Portfolio Manager. As of September 30, 2020, the portfolio manager owned the following securities in the Funds:

Portfolio Manager	Dollar Range of Securities (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
	Scharf Fund	Multi-Asset Opportunity Fund	Global Opportunity Fund
Brian A. Krawez, CFA	over $1,000,000	$500,001 - $1,000,000	over $1,000,000
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.
Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the FINRA and the SEC.
While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.
Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds. In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Fund may not be able to acquire as large a portion of such security as one of it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.
During the fiscal periods indicated below, the Funds paid the following amounts in brokerage commissions:

	Aggregate Brokerage Commissions Paid During Fiscal Periods Ended September 30,
	2020	2019	2018
Scharf Fund	$143,887	$149,901	$188,734
Multi-Asset Fund	$14,822	$15,438	$15,544
Global Opportunity Fund	$13,163	$17,244	$18,601

The following was paid to brokerage firms for research services provided to the Funds and the Adviser from the aggregate brokerage commission amounts above:

	Fiscal Year Ended September 30, 2020
	Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
Scharf Fund	$452,210,504.26	$143,279.62
Multi-Asset Fund	$56,003,770.55	$14,747.49
Global Opportunity Fund	$21,433,696.27	$13,235.07
GENERAL INFORMATION
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a

Fund proportionately equal to the interest of each other share. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.
With respect to the Funds, the Trust may offer more than one class of shares. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Scharf Fund offers two share classes – Retail Class and Institutional Class. The Multi-Asset Fund offers two share classes – Institutional Class and Retail Class. The Global Opportunity Fund offers one share class – Retail Class.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.
The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.
The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.
How to Buy Shares
You may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. Each Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of a Fund. Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements. The Funds will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receive the order.
The public offering price of Fund shares is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern Time.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund. The Adviser reserves the right to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.
In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.
How to Redeem Shares and Delivery of Redemption Proceeds
You can sell (redeem) your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order. The redemption fee may be assessed as explained in the Prospectus.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.
Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares, up to $100,000, by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.
The Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds and the Transfer Agent fail to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the Transfer Agent at 866-5SCHARF.
Redemptions In-Kind
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Funds. Each Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. A redemption, whether in cash or in-kind, is a taxable event for you.
Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the

“1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
Conversion Feature
Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Retail Class shares may convert to Institutional Class shares, without incurring redemption fees. Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Funds. A conversion from Retail Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes. Call the Funds (toll-free) at 866-5SCHARF to learn more about conversions of Fund shares. Please contact your financial intermediary about any fees that it may charge.
DETERMINATION OF SHARE PRICE
The NAV of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV is calculated by adding the value of all securities and other assets attributable to a Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).
Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that each Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
An option that is written or purchased by a Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Trust’s Valuation Committee.
All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.
DISTRIBUTIONS AND TAX INFORMATION
Distributions
Distributions from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.
Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.
Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund, as a series of the Trust, has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. In order to do so, it must comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes in any year. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes in every year. To avoid the nondeductible 4% Federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 of such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal excise tax was paid by the Fund or by its shareholders.
Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund. Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of a Fund in future years. As of September 30, 2020, the Scharf Fund, Multi-Asset Fund and Global Opportunity Fund had no capital loss carryforwards.
In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. Each Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.
Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders. However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days. Dividend from the Funds and gains from the sale of the Funds’ shares are subject to the federal 3.8% tax on net investment income applicable to taxpayers in the higher income brackets.
Long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder held his or her Fund shares. Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph. There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received or deemed to be received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.
Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.
Redemption of Fund shares generally will result in recognition of a taxable gain or loss. Any loss realized upon redemption or sales of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate under Section 3406 of the Code in the case of non-exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether received in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is timely provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, estates, the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.
The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on the Fund’s ordinary income distributions, including capital gain distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required with respect to certain distributions from your Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect of amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation. No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service. Sullivan & Worcester has expressed no opinion in respect of the foreign or tax information in the Prospectus and SAI.
DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of each Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.
After its initial two-year term with respect to a Fund, the Distribution Agreement continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
RULE 12b-1 DISTRIBUTION AND SERVICE PLAN
The Retail Classes have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which a Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Retail Class shares of the Fund. The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services. Amounts paid under this plan, by a Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.
In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of a Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of a Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to a Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor in its capacity as a Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.
For the fiscal year ended September 30, 2020, the Scharf Fund’s Retail Class paid the following Plan fees:

Actual Rule 12b-1 Expenditures Incurred by the Fund During the Fiscal Year Ended September 30, 2020
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$13,149
Payment to dealers	$160,841
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$173,990

For the fiscal year ended September 30, 2020, the Multi-Asset Fund’s Retail Class paid the following Plan fees:

Actual Rule 12b-1 Expenditures Incurred by the Fund During the Fiscal Year Ended September 30, 2020
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$4,658
Payment to dealers	$10,412
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$15,070
For the fiscal year ended September 30, 2020, the Global Opportunity Fund’s Retail Class paid the following Plan fees:

Actual Rule 12b-1 Expenditures Incurred by the Fund During the Fiscal Year Ended September 30, 2020
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$9,328
Payment to dealers	$20,661
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$29,989
SHAREHOLDER SERVICING PLAN
In addition, the Board has approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) separate and distinct from the Plan, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund will pay the Adviser a monthly fee at an annual rate of up to 0.10% of each respective Fund’s average daily net assets. The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for a Fund’s shares owned by its customers.

	Shareholder Servicing Plan Fees Incurred During Fiscal Periods Ended September 30,
	2020	2019	2018
Scharf Fund	$235,983	$290,861	$216,015
Multi-Asset Fund	$38,075	$51,974	$52,427
Global Opportunity Fund	$9,328	$18,614	$26,973

MARKETING AND SUPPORT PAYMENTS
The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:
Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of each Fund to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
FINANCIAL STATEMENTS
The annual report for the Scharf Fund, the Multi-Asset Fund, and the Global Opportunity Fund for the fiscal year ended September 30, 2020, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A
Corporate Bond Ratings
Moody’s Investors Service, Inc.
Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.
“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.
“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Standard & Poor’s Ratings Group
“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

APPENDIX B
Commercial Paper Ratings
Moody’s Investors Service, Inc.
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Ratings Group
A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

PROSPECTUS
January 28, 2021

Scharf Alpha Opportunity Fund
Retail Class – HEDJX
Institutional Class – Not available for purchase

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION
Scharf Alpha Opportunity Fund
Investment Objective
The Scharf Alpha Opportunity Fund (the “Alpha Opportunity Fund” or the “Fund”) seeks long-term capital appreciation and to provide returns above inflation while exposing investors to less volatility than typical equity investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Alpha Opportunity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 15 days or less)	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fees)	2.16%	2.16%
Interest Expense and Dividends on Securities Sold Short	0.99%	0.99%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses(1)	3.40%	3.15%
Less: Fee Waiver and Expense Reimbursement(2)	-1.41%	-1.41%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.99%	1.74%
(1)Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the Alpha Opportunity Fund. Total Annual Fund Operating Expenses reflect the maximum Rule 12b-1 fee and/or Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.
(2)Scharf Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Alpha Opportunity Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses and class specific expenses, such as the distribution (12b-1) fee of 0.25% and shareholder servicing plan fee of 0.10%) to 0.65% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least January 27, 2022, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

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Example
This Example is intended to help you compare the cost of investing in the Alpha Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Retail Class	$202	$914	$1,648	$3,590
Institutional Class	$177	$839	$1,527	$3,360
Portfolio Turnover
The Alpha Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.13% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Alpha Opportunity Fund primarily invests in equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all size market capitalizations, rights and warrants. There are no geographic limits on the Fund’s investments, and the Fund may invest without limit in securities of companies located both in the U.S. and abroad and in developed or emerging markets. Such foreign securities may be listed on foreign exchanges as well as in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). The Fund may also invest without limit in mutual funds and exchange-traded funds (“ETFs”). The Fund may also invest in Rule 144A securities.
The Alpha Opportunity Fund also takes short positions in one or more ETFs that mimic broad market indices such as the Standard & Poor’s (“S&P”) 500® Index or the Value Line Composite Index, or a narrower market index such as the S&P 100® Index. A short position occurs when the Fund sells a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. Under normal market conditions, the net long exposure of the Fund (gross long exposures minus gross short exposures) is expected to range between +30% and +70% net long. The Fund may utilize leverage of no more than 30% of the Fund’s total assets as part of the portfolio management process. The Adviser defines leverage as the percentage by which the value of long portfolio positions is greater than 100% of the portfolio value.
In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective. Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.” The Alpha Opportunity Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes.

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In addition, the Alpha Opportunity Fund may invest up to 30% of its total assets in fixed-income securities of any duration and any maturity. Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
The Alpha Opportunity Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Alpha Opportunity Fund. The following risks could affect the value of your investment:

•Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
•Management Risk. The Alpha Opportunity Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not produce the desired results. The Adviser may be incorrect in its assessment of a stock’s appreciation potential.
•Leverage Risk. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
•Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks,

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currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•Depositary Receipt Risk.  Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.
•Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies may substantially change the Alpha Opportunity Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.
•Short Sales Risk. A short sale is the sale by the Alpha Opportunity Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.
•Large-Sized Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Small- and Medium-Sized Company Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.
•Investment Style Risk. The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Alpha Opportunity Fund may underperform funds that follow different investing styles.
•Investment Company Risk. When the Alpha Opportunity Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs. Additionally, the Fund’s use of leverage with regard to ETFs may subject the Fund to additional risk, as leverage can cause the portfolio to lose more than the principal amount invested.
•Fixed-Income Securities Risk. The following risks are associated with the Alpha Opportunity Fund’s investment in fixed-income securities.

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◦Prepayment and Extension Risk. The risk that the securities may be paid off earlier (prepayment) or later (extension) than expected. Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Alpha Opportunity Fund’s yield or share price.
◦Interest Rate Risk. The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
◦Credit Risk. Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.
•High-Yield Securities Risk. Fixed-income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.
•Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.
•Asset-Backed Securities Risk.  Asset-backed securities are subject to certain risks including prepayment and call risks. When an obligation is prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
•Mortgage-Backed Securities Risk. In addition to the general risks associated with fixed-income securities as described above, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be more volatile than other fixed-income securities.
•Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Alpha Opportunity Fund are unsecured debt of the issuer.
•Bank Debt Risk.  The Alpha Opportunity Fund’s investments in secured and unsecured assignments of bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.
•Inflation Protected Securities Risk.  The value of inflation protected securities generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates

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reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
•Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.
•Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Alpha Opportunity Fund to sell these securities.
•Special Situations Risk. There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Alpha Opportunity Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Performance
The following information provides some indication of the risks of investing in the Alpha Opportunity Fund. The bar chart shows the annual return for the Fund’s Retail Class shares from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of broad measures of market performance. The Institutional Class did not commence operations prior to the date of this Prospectus. The following information shows only the performance for the Retail Class shares of the Fund. The performance of the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Retail Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.scharffunds.com or by calling the Fund toll-free at 866-5SCHARF.
Annual Returns as of December 31 – Retail Class
During the period of time shown in the bar chart, the highest return for a calendar quarter was 4.91% (quarter ended September 30, 2018) and the lowest return for a calendar quarter was -9.24% (quarter ended March 31, 2020).

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Average Annual Total Returns (for the periods ended December 31, 2020)

Retail Class	1 Year	5 Years	Since Inception (12/31/2015)
Return Before Taxes	-2.98%	1.37%	1.37%
Return After Taxes on Distributions	-3.00%	1.23%	1.23%
Return After Taxes on Distributions and Sale of Fund Shares	-1.75%	1.04%	1.04%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	15.22%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	4.60%	2.92%	2.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	4.44%
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Alpha Opportunity Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Return after Taxes on Distributions and Sale of Funds shares may be higher due to a capital loss. Return after Taxes on Distributions and Sale of Fund Shares may be higher than Return before Taxes and Return after Taxes on Distributions when there is a capital loss.
Management
Investment Adviser: Scharf Investments, LLC is the investment adviser of the Alpha Opportunity Fund.
Portfolio Manager: Brian A. Krawez, CFA (President and Lead Equity Manager) is the portfolio manager responsible for the day-to-day management of the Alpha Opportunity Fund and he has managed the Fund since its inception in December 2015.
Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Alpha Opportunity Fund shares on any business day by written request via mail (Scharf Alpha Opportunity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 866-5SCHARF or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Regular	$10,000	$500
Automatic Investment Plan	$5,000	$100
Retirement Accounts	$5,000	$500
Institutional Class	$5,000,000	Any amount
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments

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made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Alpha Opportunity Fund through a broker-dealer or other financial intermediary the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies
Investment Objective
The Alpha Opportunity Fund seeks long-term capital appreciation and to provide returns above inflation while exposing investors to less volatility than typical equity investments.
Under normal market conditions, the Alpha Opportunity Fund primarily invests in equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term. Equity securities in which the Fund may invest include, but are not limited to, common and preferred stocks of companies of all size market capitalizations, convertible securities, rights and warrants. The Fund may invest without limit in securities of foreign issuers, including in issuers in emerging markets. Such foreign securities may be listed on foreign exchanges as well in the form of depositary receipts, such as ADRs, EDRs and GDRs. The Fund may also invest without limit in mutual funds and ETFs. The Fund may also invest in Rule 144A securities.
The Alpha Opportunity Fund also takes short positions in one or more ETFs that mimic broad market indices such as the S&P 500® Index or the Value Line Composite Index, or a narrower market index such as the S&P 100® Index. A short position occurs when the Fund sells a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. Under normal market conditions, the net long exposure of the Fund (gross long exposures minus gross short exposures) is expected to range between +30% and +70% net long. Through this short position in ETFs, the Fund may utilize leverage of no more than 30% of the Fund’s total assets as part of the portfolio management process.
In addition, the Alpha Opportunity Fund may invest up to 30% of its total assets in fixed-income securities of any duration and any maturity.  Fixed-income securities in which the Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, ETNs, money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”). The types of asset-backed securities in which the Fund may invest include mortgage-backed securities.
Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.” The Adviser regularly screens for stocks that satisfy its criteria. Generally, only a small fraction of the stocks screened meet the Adviser’s criteria and qualify for further fundamental research. Such research consists of qualitative confirmation of the potential identified by the screen. This may include examination of a company’s annual reports and other shareholder materials as well as contacting the company’s management.
In general, the Adviser utilizes five key elements in its investment philosophy:
1.Low Valuation – The Adviser employs a bottom-up, valuation-oriented investment strategy. The Adviser believes that companies with low valuation ratios (low price to earnings, low price to cash and low price to book value) outperform stocks with higher valuations over the long term.
2.Discount to Fair Value – Because value may not be easy to discern and may not be precisely quantifiable, the Adviser attempts to purchase securities trading at a significant discount to what

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the Adviser believes to be fair value. By purchasing securities only when they are at a significant discount to fair value, the Adviser hopes to mitigate downside risk.
3.Investment Flexibility - Opportunities are not confined within style boxes. The Adviser searches for compelling investments in companies large and small, foreign and domestic. The Adviser’s proprietary screen applies across the investment spectrum.
4.Focus – The Fund will typically be constructed with only the Adviser’s top ideas at the time of purchase. The Adviser believes that owning too many stocks can be counterproductive to enhancing the risk/reward profile of the Fund.
5.Long-Term Perspective – The Adviser believes that the appropriate measurement period for the success of its investment strategy is a complete market cycle; that is, from peak to the succeeding peak or a trough to the succeeding trough. This may enable the Adviser to take advantage of opportunities that investors with shorter time horizons may overlook.
The Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes. Valuation of securities experiencing special situations may include, but is not limited to, sum-of-the-parts analysis, comparables and liquidation value.
When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.
Cash and Cash Equivalent Holdings
The Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.
To the extent that the Fund uses a money market fund or an exchange-traded fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or exchange-traded fund’s management fees and operational expenses.
The Fund may also use other investment strategies and invest its assets in other types of investments, which are described in the Fund’s Statement of Additional Information (“SAI”).
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund that may adversely affect the Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below. There can be no assurance that the Fund will achieve its investment objectives.
Market and Regulatory Risk.  Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid

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investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
Equity Securities Risk. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.
Management Risk. Management risk describes the Fund’s ability to meet investment objectives based on the Adviser’s success or failure at implementing investment strategies for the Fund. The value of your investment is subject to the effectiveness of the Adviser’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished.
Foreign and Emerging Market Securities Risk. The Fund may invest a portion or all of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise, could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

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The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
Depositary Receipt Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Foreign Currency Risk. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments.  Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies.  In addition, the Fund will incur costs in connection with conversions between various currencies.
Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small- and Medium-Sized Company Risk. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general.  In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.  Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.
Investment Style Risk.  Stocks with relatively low valuations may perform differently from the market as a whole and from other types of stocks.  At times when these securities are out of favor, the Fund may underperform funds that follow different investing styles. Investing in such undervalued securities involves risks that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value is overestimated. Such securities may decline in value even though they are already undervalued.
Investment Company Risk.  If the Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds. Many ETFs seek to replicate a

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specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons. These reasons include the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lastly, the Alpha Opportunity Fund uses leverage with regard to ETFs which may subject the Fund to additional risk, as leverage can cause the portfolio to lose more than the principal amount invested.
Fixed-Income Securities Risk.  The following risks are associated with the Fund’s investment in fixed-income securities:
•Prepayment and Extension Risk.  The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price.  In addition, rising interest rates tend to extend the duration of certain fixed-income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.  When interest rates decline, borrowers may pay off their fixed-income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.
•Interest Rate Risk.   Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.
•Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and/or principal.  There is also the risk that the securities could lose value because of a loss of confidence in the ability of the issuer to pay back interest and/or principal.  Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.
High-Yield Securities Risk.  Fixed-income securities receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments due to adverse economic conditions or other circumstances.  High-yield, high risk, and lower-rated securities are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.  These securities are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding.  In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or, a higher profile default.
Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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Asset-Backed Securities Risk. Asset-Backed Securities Risk includes Interest Rate Risk, Credit Risk, Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  Under certain adverse market conditions, asset-backed securities may have more limited liquidity than usual.
Mortgage-Backed Securities Risk. In addition to the general risks associated with fixed income securities as described above, the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be more volatile than other fixed income securities. In particular, past events related to the U.S. housing market have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.
Exchange-Traded Note Risk.  ETNs are subject to the credit risk of the issuer. The value of an ETN will vary and will be influenced by its time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities, currency and commodities markets as well as changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced index.  There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.
Bank Debt Risk.  The Fund’s investments in assignments of secured and unsecured bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected.  The Fund may invest in debt that is rated by a nationally recognized statistical rating organization or are unrated, and may invest in debt of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank debt in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.
Inflation Protected Securities Risk.  Inflation protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation.  There is always the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will not accurately measure the rate of inflation and the securities will not work as intended.
Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risk and conversion value-related equity risk. Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future. The market value of fixed-income securities tends to decline as interest rates increase. Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond.  Convertible issuers may not be able to make principal and interest payments on the bond as they become due. Convertible bonds may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption and convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund. Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer,

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such as changes in interest rates.  When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the trading market may not continue and the Fund might be unable to dispose of these securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.
Special Situations Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations, or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investment, producing a loss for the Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.
Leverage Risk. Leverage is the practice of borrowing money to purchase securities. Leverage can increase the investment returns of the Alpha Opportunity Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
Short Sales Risk. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Alpha Opportunity Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or liquid assets in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or liquid assets on the Fund’s records or hold offsetting positions.
PORTFOLIO HOLDINGS INFORMATION
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. The Fund’s top ten holdings as of each calendar quarter-end may be made available in the fact sheets on the Fund’s website at www.scharffunds.com within five to ten business days after the calendar quarter-end. If made available, the top ten holdings for the Fund will remain posted on the website until updated with the next required regulatory filings with the SEC. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly

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holdings report on Part F of Form N-PORT. The annual and semi-annual reports are available by contacting the Scharf Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 866-5SCHARF and on the SEC’s website at www.sec.gov. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.
MANAGEMENT OF THE FUND
Investment Adviser
Scharf Investments, LLC is the Fund’s investment adviser and is located at 5619 Scotts Valley Drive, Suite 140, Scotts Valley, California 95066. The Adviser is an SEC-registered investment advisory firm which was established in 2009 when it succeeded the investment advisory business founded by Jeffrey Scharf in 1983. The Adviser provides investment management services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations, and corporations.
The Adviser is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objective and policies. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement. For its services, for the fiscal year ended September 30, 2020, the Adviser was entitled to receive an annual management fee, calculated daily and payable monthly, equal to a rate of 0.99% of the Fund’s average daily net assets. For the fiscal year ended September 30, 2020, the Adviser waived its entire management fee for the Fund.
A discussion regarding the basis of the Board’s approval of the Fund’s investment advisory agreement is available in the Fund’s semi-annual report to shareholders for the fiscal period ended March 31, 2020.
Portfolio Manager
Brian A. Krawez, CFA, is the portfolio manager responsible for the day-to-day management of the Fund. Mr. Krawez is President and Lead Equity Manager of the Adviser. He has been with the Adviser since 2007. Mr. Krawez earned both his Bachelor of Science degree and Master of Business Administration from the University of California at Berkeley.
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership of securities in the Fund.
Fund Expenses
The Fund is responsible for its own operating expenses. However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses through at least January 27, 2022, to limit Total Annual Fund Operating Expenses of the Fund (excluding AFFE, interest expense, dividends on securities sold short, taxes, extraordinary expenses and any other class-specific expenses, such as a distribution (12b-1) fee or shareholder servicing plan fee) to the amounts shown below as a percentage of the Fund’s average daily net assets:

Alpha Opportunity Fund	0.65%
The term of the Fund’s operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite, and it can only be terminated by the Board. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.
Similarly Managed Account Performance
The Alpha Opportunity Fund is managed in a manner that is substantially similar to certain other accounts managed by the Adviser. The “Hedged Strategy Composite” has investment objectives, policies, strategies, and risks substantially similar to those of Alpha Opportunity Fund. Scharf Investments, LLC is a registered investment adviser and the individual responsible for the management of the Hedged Strategy Composite is the same individual responsible for the management of the Fund. You should not consider the past performance of the Hedged Strategy Composite as indicative of the future performance of the Fund.
Alpha Opportunity Fund
The following table sets forth performance data relating to the Scharf Hedged Strategy Composite which represents all of the accounts managed by the Adviser in a substantially similar manner to the Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as measured against an appropriate index, and does not represent the performance of the Fund. The Scharf Hedged Strategy Composite is not subject to the same types of expenses to which the Fund is subject, the Scharf Hedged Strategy Composite is rebalanced differently and less frequently than the Fund which will affect, among other things, transaction costs and may affect the comparability of performance, nor is the Scharf Hedged Strategy Composite subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for the Scharf Hedged Strategy Composite expressed below could have been adversely affected if it had been regulated as an investment company under the federal securities laws.
Scharf Investments, LLC
Hedged Strategy Composite

	As of 12/31/2020 (annualized)(1)
	One Year	Three Years	Five Years	Since 9/30/2009
Hedged Strategy Composite (Gross)7	-1.51%	3.00%	2.27%	5.60%
Hedged Strategy Composite (Net)(2)	-1.07%	3.04%	2.18%	5.11%
HFRX Equity Hedge Index(3)	4.60%	1.58%	2.92%	1.56%
Bloomberg Barclays U.S. Aggregate Bond Index(4)	7.51%	5.34%	4.44%	4.01%
S&P 500® Index(5)	18.39%	14.17%	15.21%	14.25%
(1)As of December 31, 2020, the Hedged Strategy Composite was comprised of two accounts with approximately $7 million in assets.
(2)Performance shown is net of management fees paid by clients, and includes the reinvestment of dividends, other income, and the deduction of trading commissions and other costs.
(3)The HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.
(4)The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index composed of U.S. dollar denominated, investment grade, fixed-rate taxable bonds which includes treasuries, government-related securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.
(5)The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market. You cannot invest directly in an index.

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The Hedged Strategy Composite includes fully discretionary fee-paying equity accounts. Returns of the Hedged Strategy Composite are presented gross and net of management fees. Performance includes the reinvestment of dividends and other income and the deduction of trading commissions and other costs.

The fees and expenses associated with an investment in the Hedged Strategy Composite are lower than the fees and expenses (after taking into account the Expense Cap) associated with an investment in the Fund, so that if the Hedged Strategy Composite’s expenses were adjusted for these Fund expenses, its performance would have been slightly lower during the periods shown.
Scharf Investments, LLC claims compliance with Global Investment Performance Standards (GIPS®). The GIPS® method of calculating performance differs from the SEC’s standardized method of calculating performance and may produce different results. The U.S. dollar is the currency used to express performance of the Hedged Strategy Composite. Adviser Compliance Associates, LLC doing business as ACA Compliance Group, successor by merger to ACA Performance Services, LLC has verified that the Adviser has been in compliance with GIPS® standards as of December 31, 2016.

To obtain a compliant presentation and/or the firm’s list of composite descriptions, please contact Scharf Investments, LLC at 1-831-429-6513.
SHAREHOLDER INFORMATION
Pricing of Fund Shares
Shares of the Fund are sold at NAV per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business. However, the Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.
Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.
In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Fund that is listed on a securities exchange, including ADRs, EDRs, and GDRs, is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Board’s Valuation Committee.

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Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV per share. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV per share in advance of the time the NAV per share is calculated. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.
Description of Classes
The Board has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. This Prospectus offers Institutional Class and Retail Class of the Alpha Opportunity Fund. The Institutional Class shares of the Fund are not currently available for purchase. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:
•Retail Class shares are charged a 0.25% Rule 12b-1 fee and a 0.10% shareholder servicing plan fee, have no sales load, and have a $10,000 minimum initial investment for regular accounts and $5,000 minimum initial investment for retirement accounts and for automatic investment plans; and
•Institutional Class shares have no Rule 12b-1 fee but charge a 0.10% shareholder servicing plan fee and have a $5,000,000 minimum initial investment.
How to Purchase Shares
The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Retail Class
Regular	$10,000	$500
Automatic Investment Plan	$5,000	$100
Retirement Accounts	$5,000	$500

Institutional Class	$5,000,000	Any amount
Minimum Investment Waivers
The Fund’s minimum investment requirements may be waived from time to time by the Adviser, and for the following types of shareholders:
•current and retired employees, directors/trustees and officers of the Board, the Adviser and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);
•any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Adviser and its affiliates;
•current employees of U.S. Bank Global Fund Services (the Fund’s “Transfer Agent”), broker-dealers who act as selling agents for the Fund, intermediaries that have marketing agreements in place with the Adviser and the immediate family members of any of them;

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•existing clients of the Adviser, their employees and immediate family members of such employees;
•registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with Quasar Distributors, LLC (the Fund’s “Distributor”); and
•qualified broker-dealers who have entered into an agreement with the Distributor.
You may purchase shares of the Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network by telephone, through the Automatic Investment Plan (“AIP”), or through a bank or through one or more brokers authorized by the Fund to receive purchase orders. Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Fund, you may call a customer service representative of the Fund toll-free at 866-5SCHARF. The Fund reserves the right to reject any purchase order. For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Fund. Orders may also be rejected from persons believed by the Fund to be “market timers.”
All purchase checks must be in U.S. dollars drawn on a domestic institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment.
To buy shares of the Fund, complete an account application and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Fund’s Transfer Agent. All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the Invest by Mail form, include your name, address, Fund name and account number on a separate piece of paper. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Fund.
In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board. For further information, you may call a customer service representative of the Fund toll-free at 866-5SCHARF.
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Board’s Anti-Money Laundering Program. As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 866-5SCHARF if you need additional assistance when completing your account application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

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Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to Scharf Funds, to the Transfer Agent at the following address:

Regular Mail	Overnight Delivery
Scharf Funds	Scharf Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202
NOTE:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Purchasing Shares by Telephone
If you have accepted telephone options on your account application and if your account has been open for at least seven business days, you may purchase additional Fund shares by calling the Fund toll-free at 866-5SCHARF. You may not make your initial purchase of Fund shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the appropriate share price next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time).
Purchasing Shares by Wire
If you are making your initial investment in the Fund, the Transfer Agent must have previously received a completed account application before you can send in your wire purchase. You can mail or deliver overnight your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf. Once your account is established, you may instruct your bank to send the wire. Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:
U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No.: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No.: 112-952-137
Further Credit: [Name of Fund]
Shareholder Registration
Shareholder Account Number

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If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 866-5SCHARF. Your bank may charge you a fee for sending a wire payment to the Fund.
Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. Neither the Fund nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.
Automatic Investment Plan
You may open your Retail Class account with a reduced minimum initial investment of $5,000 if you also make additional purchases of Fund shares at regular intervals through the AIP. Otherwise, once your account has been opened with the initial minimum investment of $10,000, you may make additional purchases of Fund shares at regular intervals through the AIP. The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the “Automatic Investment Plan” section on the account application or call the Transfer Agent at 866-5SCHARF for additional information. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.
Retirement Accounts
The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 866-5SCHARF for information on:
•Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•Small Business Retirement Plans, including Simple IRAs and SEP IRAs.
There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually (per social security number) and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.
Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Fund through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Fund to sell its shares. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Fund. Brokers may be authorized by the Fund’s principal underwriter to designate other brokers and financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a Broker’s or, if applicable, a Broker’s authorized designee accepts the order. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

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Conversion Feature
Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Retail Class shares may convert to Institutional Class shares, without incurring redemption fees.  A conversion from Retail Class shares of the Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes. Call the Fund (toll-free) at 866-5SCHARF to learn more about conversions of Fund shares.
How to Redeem Shares
You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your financial intermediary.
As described below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The Fund may delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund. If you did not purchase your shares with a wire payment, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your purchase amount has cleared, whichever occurs first.
The Fund typically expects that the Fund will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions.
The Fund reserves the right to redeem in-kind as described under “Redemption “In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind are typically only used in unusual market conditions.
By Mail
You may redeem your shares by simply sending a written request to the Transfer Agent. You should provide your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary. Payment of your redemption proceeds will be made promptly after the receipt of your written request in good order. No redemption requests will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. You should send your redemption request to:

Regular Mail	Overnight Delivery
Scharf Funds	Scharf Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

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NOTE:    The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By Telephone
If you accepted telephone options on your account application, you may redeem all or some of your shares, up to $100,000, by calling the Transfer Agent at 866-5SCHARF before the close of trading on the NYSE (which is generally 4:00 p.m., Eastern Time). Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application. The minimum amount that may be wired is $1,000. A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. If you have a retirement account, you may not redeem your shares by telephone.
Prior to executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The Fund may change, modify or terminate these telephone privileges at any time upon at least a 60-day notice to shareholders. You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 866-5SCHARF for instructions.
You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Exchange Privilege
As a shareholder, you have the privilege of exchanging shares of one Scharf Fund for shares of the other Scharf Funds. However, you should note the following:
•Exchanges may only be made between like share classes;
•You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;
•Before exchanging into the other Scharf Funds, read the Fund’s description in this prospectus;
•Exchanges between Funds are considered a sale and purchase of Fund shares for tax purposes and may be taxed as short-term or long-term capital gain or loss depending on the period shares are held, subject to certain limitations on deductibility of losses;
•The Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected;

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•The minimum exchange amount between the Fund is $10,000 for regular accounts and $5,000 for retirement accounts;
•Redemption fees will not be assessed when an exchange occurs between the Fund; and
•If you accepted telephone options on your account application, you may make a telephone request to exchange your shares for an additional $5.00 fee.
You may make exchanges of your shares between the Fund by telephone, in writing or through your Broker. Note that only four exchanges are permitted per calendar year.
Systematic Withdrawal Plan
As another convenience, you may redeem the Fund’s shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $100,000 and each withdrawal amount must be for a minimum of $3,000. If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. The SWP may be terminated at any time by the Fund. You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five calendar days before the next scheduled withdrawal at:

Regular Mail	Overnight Delivery
Scharf Funds	Scharf Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202
A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account will ultimately be depleted. To establish a SWP, an investor must complete the appropriate sections of the account application. For additional information on the SWP, please call the Transfer Agent at 866-5SCHARF.
Redemption “In-Kind”
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). A redemption, whether in cash or in-kind, is a taxable event for you. It is not expected that the Fund would do so except during unusual market conditions. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.
Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.

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A signature guarantee, from either a Medallion program member or non-Medallion program member, is required in the following situations:
•When ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and/or
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances.
Other Information about Redemptions
The Fund may redeem the shares in your account if the value of your account is less than $10,000 as a result of redemptions you have made. This does not apply to retirement plan accounts, Uniform Gifts or Transfers to Minors Act accounts, or accounts with an active AIP. You will be notified that the value of your account is less than $10,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $10,000 before the Fund takes any action. The Fund will not require you to redeem your shares if the value of your account drops below the investment minimum due to fluctuations in NAV.
DIVIDENDS AND DISTRIBUTIONS
The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.
All distributions will be reinvested in shares of the distributing Fund unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends will be taxable whether received in cash or in additional shares.
If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at least five days in advance of the payment date for the distribution.
Any dividend or capital gain distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS
The Board has adopted policies and procedures to prevent frequent transactions in the Fund. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Fund may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that the Fund believes is consistent with shareholder interests.
Redemption Fees. The Fund charges a 2.00% redemption fee on the redemption of Fund shares held for 15 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends. Although the Fund has the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.
The Fund’s redemption fee will not apply to broker wrap-fee program accounts. Additionally, the Fund’s redemption fee will not apply to the following types of transactions:
•premature distributions from retirement accounts due to the disability or health of the shareholder;
•minimum required distributions from retirement accounts;
•redemptions resulting in the settlement of an estate due to the death of the shareholder;
•shares acquired through reinvestment of distributions (dividends and capital gains); and
•redemptions initiated through the systematic withdrawal plan.
Monitoring Trading Practices. The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that the Fund believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by

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financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 of the 1940 Act, Quasar Distributors, LLC (the “Distributor”), on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.
Fair Value Pricing. The Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.
Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed-income securities that have gone into default and for which there is not a current market value quotation.
More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”
GENERAL POLICIES
Some of the following policies are mentioned above. In general, the Fund reserves the right to:
•Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading); and
•Reject any purchase or redemption request that does not contain all required documentation.
Your financial intermediary may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

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Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 866-5SCHARF at least annually to ensure your account remains in active status.
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.
Fund Mailings
Statements and reports that the Fund sends to you include the following:
•Confirmation statements (after every transaction that affects your account balance or your account registration);
•Annual and semi-annual shareholder reports (every six months); and
•Quarterly account statements.
Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-5SCHARF to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.
TAX CONSEQUENCES
The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of the Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.

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The Fund typically makes distributions of dividends and capital gains. Dividends are taxable to you as ordinary income or, in some cases, as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. A portion of ordinary income dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain rates for individual investors, provided that certain holding period and other requirements are met. A 3.8% surtax applies to net investment income (which generally will include dividends and capital gains from an investment in the Fund) of shareholders with adjusted gross incomes over $200,000 for single filers and $250,000 for married joint filers. Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but made in the following January are taxable as if received the prior December.
By law, the Fund must withhold as backup withholding, at a rate under Section 3406 of the Code from your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Fund to do so. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is timely provided.
Sale or exchange of your Fund shares is a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction and your investment in the Fund. The Code limits the deductibility of capital losses in certain circumstances.
The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax. In managing the Fund, the Adviser does not consider the tax effects of its investment decisions to be of primary importance.
Additional information concerning taxation of the Fund and its shareholders is contained in the SAI. You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Fund.
DISTRIBUTION OF FUND SHARES
Distribution and Service (Rule 12b-1) Plan
The Board has adopted a plan pursuant to Rule 12b-1 that allows the Retail Class to pay distribution and service fees for the sale, distribution and servicing of its shares. The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of the applicable Fund’s Retail Class shares. Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Shareholder Servicing Plan
Under a Shareholder Servicing Plan, the Fund will pay service fees of up to 0.10% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. As these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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The Fund has policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder servicing services.
Service Fees – Other Payments to Third Parties
The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.
INDEX DESCRIPTIONS
Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.
The HFRX Equity Hedge Index encompasses various equity hedge strategies, also known as long/short equity, that combine core long holdings of equities with short sales of stock, stock indices, related derivatives, or other financial instruments related to the equity markets.

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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report dated September 30, 2020, which is available upon request.

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Scharf Alpha Opportunity Fund
For a share outstanding throughout each period

Retail Class	Year Ended September 30,					December 31, 2015* to September 30,
	2020	2019	2018		2017	2016
Net asset value, beginning of period	$25.43	$23.92	$24.20		$24.52	$24.00

Income from investment operations:
Net investment income/(loss)	0.02	0.09	(0.04)		(0.19)	(0.21)	^
Net realized and unrealized gain/(loss) on investments, foreign currency and securities sold short	(1.51)	1.42	0.23		(0.03)	0.73
Total from investment operations	(1.49)	1.51	0.19		(0.22)	0.52

Less distributions:
From net realized gain on investments	(0.09)	—	(0.47)		(0.10)	—
Paid-in capital from redemption fees	—	—	0.00	^#	—	—
Net asset value, end of period	$23.85	$25.43	$23.92		$24.20	$24.52

Total return	-5.90%	6.31%	0.79%		-0.89%	2.17%	‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$9,856	$18,460	$20,994		$25,129	$25,021
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	3.28%	2.78%	2.88%		3.15%	3.98%	†
After fee waivers and expense reimbursement	1.88%	1.66%	1.84%		2.14%	2.53%	†
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(1.36)%	(0.81)%	(1.12)%		(1.77)%	(2.62)%	†
After fee waivers and expense reimbursement	0.04%	0.31%	(0.08)%		(0.76)%	(1.17)%	†
Portfolio turnover rate	50.13%	54.42%	59.57%		27.42%	25.13%	‡
*    Commencement of operations.
^    Based on average shares outstanding.
†    Annualized.
‡    Not annualized.
#    Amount is less than $0.01.

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Investment Adviser
Scharf Investments, LLC
16450 Los Gatos Boulevard, Suite 207
Los Gatos, California 95032
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Tait, Weller and Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FOR MORE INFORMATION
You can find more information about the Fund in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.
The SAI and the Shareholder Reports are available free of charge on the Fund’s website at www.scharffunds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 866‑5SCHARF or by writing to:
SCHARF FUNDS
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
Reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
(SEC Investment Company Act file number is 811‑07959.)

STATEMENT OF ADDITIONAL INFORMATION
January 28, 2021

Scharf Alpha Opportunity Fund
Retail Class – HEDJX
Institutional Class – Not available for purchase

A Series of Advisors Series Trust (the “Trust”)
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
866-5SCHARF
This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated January 28, 2021, as may be revised, of the Scharf Alpha Opportunity Fund (the “Alpha Opportunity Fund”) (the “Fund”) a series of the Trust. Scharf Investments, LLC (the “Adviser”) is the Fund’s investment adviser. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number above or by visiting the Fund’s website at www.scharffunds.com.
The Fund’s audited financial statements and notes thereto for the Alpha Opportunity Fund for the fiscal year ended September 30, 2020, are included in the Fund’s annual report to shareholders for the fiscal year ended September 30, 2020, and are incorporated by reference into this SAI. A copy of the annual report may be obtained without charge by calling or writing the Fund as shown above or by visiting the Fund’s website at www.scharffunds.com.

THE TRUST
The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Scharf Alpha Opportunity Fund.
The Alpha Opportunity Fund commenced operations on December 31, 2015.
Registration with the SEC does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
INVESTMENT POLICIES AND RISKS
The discussion below supplements information contained in the Fund’s Prospectus as to the investment policies and risks of the Fund.
Diversification of Investments
The Fund is diversified under applicable federal securities laws. This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, a Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy

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and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Exclusion from Definition of Commodity Pool Operator
Pursuant to amendments by the Commodity Futures Trading Commission (the “CFTC”) to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to each Fund. Neither the Fund nor the Adviser are therefore subject to registration or regulation as a pool operator under the CEA. In order to claim the Rule 4.5 exemption, each Fund is significantly limited in its ability to invest in commodity futures, options and swaps (including securities futures, broad-based stock index futures and financial futures contracts). As a result, each Fund is limited in its ability to use these instruments and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.
Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.
Equity Securities
Common stocks, convertible securities, rights, warrants and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Fund may invest.
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

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Preferred Stocks. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. A preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Convertible Securities. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed-income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed-income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Fund may have to pay more for a convertible security than the value of the underlying common stock.
Rights and Warrants. The Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.
An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Small- and Medium-Sized Companies
To the extent the Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of smaller sized companies. Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis,

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can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Investment Companies
The Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act. This may include investments in money market mutual funds in connection with the Fund’s management of daily cash positions and for temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (i.e., 8.5%). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Fund, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in Rule 2341 of the Conduct Rules of FINRA on acquired fund shares (or the Adviser must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).
The SEC recently adopted revisions to the rules permitting funds to invest in other investment companies to streamline and enhance the regulatory framework applicable to fund of funds arrangements. While new Rule 12d1-4 will permit more types of fund of fund arrangements without an exemptive order, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will

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purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.
As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.
Foreign Investments
The Fund may make investments in securities of non-U.S. issuers (“foreign securities”). The Fund reserves the right to invest an unlimited amount of its total assets, in DRs, U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the United States, including securities listed on foreign exchanges.
Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. DRs are receipts typically issued in connection with a United States or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.
ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on United States securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in United States securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Foreign Currency Transactions
The Fund may invest in foreign currency exchange transactions. Exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.
Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes,

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and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States. Additionally, the rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.
Market Characteristics. The Adviser expects that some foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. Though growing, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect the Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.
To the extent the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the income and appreciation or depreciation of the investments. Changes in foreign currency exchange ratios relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s yield on such assets. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund’s foreign currency exchange transactions may be conducted on a spot basis (that is, cash basis) at the spot rate for purchasing or selling currency prevailing in the foreign currency exchange market. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
Taxes. The interest and dividends payable to the Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. The Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.
In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the

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performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.
Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the EU. In March 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the EU (commonly known as “Brexit”) by invoking Article 50 of the Treaty on European Union, which triggered a two-year period of negotiations on the terms of Brexit. Brexit has resulted in volatility in European and global markets and may also lead to weakening in political, regulatory, consumer, corporate and financial confidence in the markets of the United Kingdom and throughout Europe. The longer term economic, legal, political, regulatory and social framework to be put in place between the United Kingdom and the EU remains unclear and may lead to ongoing political, regulatory and economic uncertainty and periods of exacerbated volatility in both the United Kingdom and in wider European markets for some time. Additionally, the decision made in the British referendum may lead to a call for similar referenda in other European jurisdictions, which may cause increased economic volatility in European and global markets. The mid-to long-term uncertainty may have an adverse effect on the economy generally and on the value of a Fund’s investments. This may be due to, among other things: fluctuations in asset values and exchange rates; increased illiquidity of investments located, traded or listed within the United Kingdom, the EU or elsewhere; changes in the willingness or ability of counterparties to enter into transactions at the price and terms on which a Fund is prepared to transact; and/or changes in legal and regulatory regimes to which certain of a Fund’s assets are or become subject. Fluctuations in the value of the British Pound and/or the Euro, along with the potential downgrading of the United Kingdom’s sovereign credit rating, may also have an impact on the performance of a Fund’s assets or investments economically tied to the United Kingdom or Europe.

The effects of Brexit will depend, in part, on whether the United Kingdom is able to negotiate agreements to retain access to EU markets including, but not limited to, trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the United Kingdom determines which EU laws to replace or replicate. The extent of the impact of the withdrawal in the United Kingdom and in global markets as well as any associated adverse consequences remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments. While certain measures are being proposed and/or will be introduced, at the EU level or at the member state level, which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures would achieve their intended effects.

On January 31, 2020, the United Kingdom withdrew from the EU subject to a withdrawal agreement that permits the United Kingdom to effectively remain in the EU from an economic perspective during a transition phase that expires at the end of 2020. Negotiators representing the United Kingdom and EU came to a preliminary trade agreement on December 24, 2020 and the trade agreement was ratified by the UK Parliament and the European Parliament.

Emerging Markets. The Fund may invest an unlimited amount of its total assets, in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

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Derivative Securities
The Fund may invest in a wide range of derivatives, including call and put options, futures, credit default swaps, equity swaps and forward contracts, for hedging purposes as well as direct investment. There are risks involved in the use of options and futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the securities held by the Fund. This may cause the futures or options to react differently from the Fund’s securities to market changes. In addition, the Adviser could be incorrect in its expectations for the direction or extent of market movements. In these events, the Fund could lose money on the options of futures contracts. It is also not certain that a secondary market for positions in options or futures contracts will exist at all times in which event the Fund will not be able to liquidate its positions without potentially incurring significant transactions costs.
The Fund may enter into forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.
Options on Securities. The Fund may purchase and write call and put options on securities and securities indices.
Call Options. The Fund may write (sell) covered call options to on its portfolio securities (“covered options”) in an attempt to enhance gain and protect the Fund from downside market risk. The Fund may write (sell) call options on individual stocks to protect against possible price declines in the securities held or to extend a holding period to achieve long-term capital gain status.
When the Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the “premium”). If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”) the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.
The Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.”
Closing sale transactions enable the Fund immediately to realize gains or minimize losses on its option positions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration. If the Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit.

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The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Put Options. The Fund may write and purchase put options (“puts”). If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when the Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement less the premium paid to purchase the option. If the Fund is holding a security which the Adviser feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving the Fund the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.
When the Fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the Fund at the exercise price at any time during the option period. If the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, the Fund may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.
Options on Securities Indices. The Fund may write (sell) covered call options on securities indices in an attempt to increase gain. A securities index option written by a Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver actual securities, to the option holder. Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio. As with the writing of covered call options on securities, the Fund will realize a gain in the amount of the premium received upon writing an option if the value of the underlying index increases above the exercise price and the option is exercised, the Fund will be required to pay a cash settlement that may exceed the amount of the premium received by the Fund. The Fund may purchase call options in order to terminate its obligations under call options it has written.
The Fund may purchase and/or write (sell) call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy. Unlike an option on securities, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right, upon the exercise of the option, to receive a cash “exercise settlement amount” equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed “index multiplier.”

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A securities index fluctuates with changes in the market value of the securities included in the index. For example, some securities index options are based on a broad market index such as the Standard & Poor’s (“S&P”) 500® Index or the Value Line Composite Index, or a narrower market index such as the S&P 100® Index. Indices may also be based on industry or market segments.
The Fund may purchase put options in order to hedge against an anticipated decline in stock market prices that might adversely affect the value of the Fund’s portfolio securities. If a Fund purchases a put option on a stock index, the amount of payment it receives on exercising the option depends on the extent of any decline in the level of the stock index below the exercise price. Such payments would tend to offset a decline in the value of the Fund’s portfolio securities. If, however, the level of the stock index increases and remains above the exercise price while the put option is outstanding, the Fund will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Fund’s portfolio securities. The Fund may write put options on stock indices in order to close out positions in stock index put options which it has purchased.
The Fund may purchase call options on stock indices in order to participate in an anticipated increase in stock market prices or to lock in a favorable price on securities that it intends to buy in the future. If a Fund purchases a call option on a stock index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the stock index above the exercise price. Such payments would in effect allow the Fund to benefit from stock market appreciation even though it may not have had sufficient cash to purchase the underlying stocks. Such payments may also offset increases in the price of stocks that the Fund intends to purchase. If, however, the level of the stock index declines and remains below the exercise price while the call option is outstanding, the Fund will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Fund pays to buy additional securities for its portfolio. The Fund may write call options on stock indices in order to close out positions in stock index call options that it has purchased.
The effectiveness of hedging through the purchase of options on securities indices will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the stock indices on which the options are available. In addition, the purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.
The use of hedging strategies, such as writing (selling) and purchasing options on indices involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Options on indices may be governed by Section 1256 of the Code and are treated partly as a long-term gain or loss (60% of the gain or loss) and partly as a short-term gain or loss (40% of the gain or loss).
Credit Default Swaps. The Fund may enter into credit default swap agreements. The credit default swap agreement may have as a reference obligation one or more securities that are not currently held by the Fund. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default, restructuring or bankruptcy.

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The Fund may be either the buyer or seller in the transaction. As a seller, the Fund receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the Fund typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.
Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If a Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. In addition, the value of the reference obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.
The Fund may also invest in credit default swap index products and in options on credit default swap index products. The individual credits underlying these credit default swap indices may be rated investment grade or non-investment grade. These instruments are designed to track representative segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. Such investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps discussed above. The Fund reserves the right to invest in similar instruments that may become available in the future.
Equity Swap Agreements. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.
Forms of swap agreements include:
(1)equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap;”
(2)equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor;” and
(3)equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.
Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

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The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.
Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Debt Futures. The Fund may invest in futures contracts on debt securities (“Debt Futures” or “Futures”) or options on Debt Futures.
A futures contract is a commitment to buy or sell a specific product at a currently determined market price, for delivery at a predetermined future date. The futures contract is uniform as to quantity, quality and delivery time for a specified underlying product. The commitment is executed in a designated contract market – a futures exchange – that maintains facilities for continuous trading. The buyer and seller of the futures contract are both required to make a deposit of cash or U.S. Treasury Bills with their brokers equal to a varying specified percentage of the contract amount; the deposit is known as initial margin. Since ownership of the underlying product is not being transferred, the margin deposit is not a down payment; it is a security deposit to protect against nonperformance of the contract. No credit is being extended, and no interest expense accrues on the non-margined value of the contract. The contract is marked to market every day, and the profits and losses resulting from the daily change are reflected in the accounts of the buyer and seller of the contract. A profit in excess of the initial deposit can be withdrawn, but a loss may require an additional payment, known as variation margin, if the loss causes the equity in the account to fall below an established maintenance level. The Fund will maintain cash or liquid securities sufficient to cover its obligations under each futures contract that it has entered into.
To liquidate a futures position before the contract expiration date, a buyer simply sells the contract, and the seller of the contract simply buys the contract, on the futures exchange. However, the entire value of the contract does not change hands; only the gains and losses on the contract since the preceding day are credited and debited to the accounts of the buyers and sellers, just as on every other preceding trading day, and the positions are closed out.
One risk in employing Futures to attempt to protect against declines in the value of the securities held by a Fund is the possibility that the prices of Futures will correlate imperfectly with the behavior of the market value of the Fund’s securities. The ordinary spreads between prices in the cash and futures markets, due to differences in those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the

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futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
It is possible that, where the Fund has sold Futures in a short hedge, the market may advance but the value of the securities held by the Fund may decline. If this occurred, the Fund would lose money on the Future and also experience a decline in the value of its securities. Where Futures are purchased in a long hedge, it is possible that the market may decline; if the Fund then decides not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the Future that is not offset by a reduction in the price of any securities purchased.
Government Obligations
The Fund may make short term investments in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.
Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.
The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.
When-Issued Securities
The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. When

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a Fund purchases securities on a when-issued basis, it maintains liquid assets in a segregated account with its custodian in an amount equal to the purchase price as long as the obligation to purchase continues.
Corporate Debt Securities
The Fund may invest in fixed-income securities of any maturity including fixed income securities rated below “investment grade” by one or more recognized statistical ratings organizations, such as S&P or Moody’s Investors Service, Inc. (“Moody’s”). Bonds rated below BBB by S&P or Baa by Moody’s, commonly referred to as “junk bonds,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower-rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.
Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.
Short-Term, Temporary, and Cash Investments
When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market mutual funds shares and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. The Fund may invest in any of the following securities and instruments:
Money Market Mutual Funds. The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. It primarily invests in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

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Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to a Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire bank certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.
Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.
As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectuses, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally

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have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix B.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.
Illiquid and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by the Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Fund's liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve

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greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.

Initial Public Offerings
The Fund may purchase shares in initial public offerings (“IPOs”). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as brokerage commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs increases risk because IPO shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
Securities Lending
The Fund may lend its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. Generally, a Fund may lend portfolio securities to securities broker-dealers or financial institutions if: (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Fund at any time; (3) the Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Adviser is able to call loaned securities in order to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Fund’s assets. As part of participating in a lending program, the Fund will invest its cash collateral only in investments that are consistent with the investment objectives, principal investment strategies and investment policies of the Fund. All investments made with the cash collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral. Any income or gains and losses from investing and reinvesting any cash collateral delivered by a borrower shall be at the Fund’s risk.
Short Sales
The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position. The Fund is also required to segregate or earmark liquid assets on its books or hold an offsetting position to cover its obligation to return the security.
Short sales by the Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more

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when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
Royalty Trusts
The Fund may invest up to 5% of their total assets in royalty trusts. Royalty trusts are established to receive the royalties or net profit interests in a specific group of assets and to pay out those royalties to their unit holders. To do this, royalty trusts buy the right to royalties (income) on the production and sales of a natural resource company. The yield generated by a royalty trust is not guaranteed and because developments in the oil, gas and natural resources markets will affect payouts, can be volatile. For example, the yield on an oil royalty trust can be affected by changes in production levels, natural resources, political and military developments, regulatory changes and conservation efforts. In addition, natural resources are depleting assets. Eventually, the income-producing ability of the royalty trust will be exhausted. Generally, higher yielding trusts have less time until depletion of proven reserves. Depending on the U.S. federal income tax classification of the royalty trusts in which a Fund invests, securities issued by certain royalty trusts (such as royalty trusts which are grantor trusts for U.S. federal income tax purposes) may not produce qualifying income for purposes of the income requirements of the Code. Additionally, the Fund may be deemed to directly own the assets of each royalty trust, and would need to look to such assets when determining its compliance with the diversification requirements under the Code. The Fund will monitor its investments in royalty trusts with the objective of maintaining its continued qualification as a regulated investment company under the Code.
Master Limited Partnerships (“MLPs”)
The Fund may invest in publicly traded Master Limited Partnerships (“MLPs”). MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
Real Estate Investment Trusts (“REITs”)
The Fund may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Fund. Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property

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owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.
Borrowing
Although the Fund does not currently intend to borrow money, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings.  Asset coverage means the ratio that the value of a Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Loan Assignments and Participations
The Fund may purchase corporate loans through assignment or participation. Such indebtedness may be secured or unsecured. Loan participations typically represent only a right to participate in the repayment of the loan by the corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing participations, the Fund will usually have a contractual relationship only with the selling institution, and not the corporate borrower.  Consequently, the Fund generally will have no right directly to enforce compliance by the borrower with the terms of the commercial loan, nor any rights of set-off against the borrower, nor will it have the right to object to certain changes to the loan agreement agreed to by the selling institution.  The Fund may also buy part of a loan through an assignment, thereby becoming a direct lender to the corporate borrower. When purchasing loan participations or assignments, a Fund assumes the credit risk associated with the corporate borrower.  When purchasing loan participations, the Fund assumes both the credit risk of the borrower and the credit risk associated with an interposed bank or other financial intermediary. The participation interests and bank loans in which the Fund intends to invest may not be rated by any nationally recognized rating service.
Asset-Backed Securities
The Fund may invest in asset-backed securities. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust.  Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, these securities may exhibit additional volatility.  This is known as extension risk.  In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected.  This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.  This is also known as contraction risk.  These securities also are subject to risk of default on the underlying assets, particularly during period of economic downturn.

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Municipal Securities
The Fund may invest in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).
Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They are also issued to repay outstanding obligations, to include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
Municipal Securities Risks.  Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.) Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities market; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  Further, any adverse economic conditions or developments affecting the states or municipalities could impact municipal securities.
Special Risks Related to Cyber Security
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
INVESTMENT RESTRICTIONS
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

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Each Fund may not:
1.With respect to 50% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
2.Borrow money, except as permitted under the 1940 Act.
3.Issue senior securities, except as permitted under the 1940 Act.
4.Engage in the business of underwriting securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
5.Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. government, its agencies or instrumentalities.)
6.Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
7.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.
8.Make loans to others, except as permitted under the 1940 Act.
The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:
1.Invest in any issuer for purposes of exercising control or management.
2.Invest in securities of other investment companies, except as permitted under the 1940 Act.
3.Hold, in the aggregate, more than 15% of its net assets in illiquid investments that are assets pursuant to Rule 22e-4 under the 1940 Act.
PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

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High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates. For the fiscal years indicated below, the Fund’s portfolio turnover rate was as follows:

	Portfolio Turnover Rate For Fiscal Year Ended September 30,
	2020	2019
Alpha Opportunity Fund	50.13%	54.42%
PORTFOLIO HOLDINGS POLICY
The Adviser and the Fund maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to the Fund’s shareholders and in the quarterly holdings report on Part F of Form N-PORT. The Fund’s top ten holdings as of each calendar quarter-end may be made available on the Fund’s website at www.scharffunds.com within five to ten business days after the calendar quarter-end. If posted, the top ten holdings for each Fund will remain posted on the website until updated with the next required regulatory filings with the SEC. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings are not distributed to any person unless:
•The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to Fund Services and the Trust’s Board of Trustees, attorneys, auditors or accountants;
•The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or
•The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.
Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons include:
•A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information 60 days following the end of a calendar quarter; or

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•Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: Fund Services; the Trust’s Board of Trustees; and the Trust’s attorneys and independent registered public accounting firm (currently, Sullivan & Worcester LLP and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.
Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.
The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Adviser, Distributor or any affiliated person of the Fund. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

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MANAGEMENT
The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.
Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Gail S. Duree (age 74) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to July 2019); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	4	Trustee, Advisors Series Trust (for series not affiliated with the Fund).
David G. Mertens (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately held investment advisory firm) (February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Fund).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years(3)
Joe D. Redwine (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager, President, CEO, U.S. Bancorp Fund Services, LLC, and its predecessors, (May 1991 to July 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Fund.
Raymond B. Woolson (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board Trustee	Indefinite term; since January 2020 Indefinite term; since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	4
Trustee, Advisors Series Trust (for series not affiliated with the Fund); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 19 portfolios), DoubleLine Opportunistic Credit Fund, DoubleLine Selective Credit Fund and DoubleLine Income Solutions Fund, from 2010 to present.

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Officers of the Trust

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 52) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Cheryl L. King (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Kevin J. Hayden (age 49) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (age 38) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President and Chief Fund Compliance Officer, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).
Elaine E. Richards, Esq. (age 52) 2020 East Financial Way, Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).
*    The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.
(1)The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)As of September 30, 2020, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Scharf Funds. The Scharf Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.
(3)“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.
Additional Information Concerning Our Board of Trustees
The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor,

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administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established four standing committees, an Audit Committee, a Nominating Committee, a Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.
The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Trust has appointed Raymond Woolson, an Independent Trustee, as Chairman of the Board and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.
The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to-day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Governance Committee meets regularly with the CCO to discuss compliance risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.
Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and

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professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.
Gail S. Duree. Ms. Duree served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009. Ms. Duree also served as director of a collegiate housing management company and served as a director of a philanthropic organization where she sat as chair of the finance committee. Ms. Duree serves as the Trust’s Audit Committee Financial Expert.
David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as Partner and Head of Business Development of Ballast Equity Management, LLC, a privately-held investment advisory firm. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as former President and CEO of U.S. Bancorp Fund Services, LLC (currently doing business as U.S. Bank Global Fund Services), a full-service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.
Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products. Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

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Board Committees
The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Governance Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.
The Audit Committee is comprised of all of the Independent Trustees. Ms. Duree is the Chairperson of the Audit Committee. The Audit Committee meets regularly with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. During the Fund’s fiscal year ended September 30, 2020, the Audit Committee met once with respect to the Fund.
The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities. During the Fund’s fiscal year ended September 30, 2020, the QLCC did not meet with respect to the Fund.
The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all of the Independent Trustees. Mr. Redwine is the Chairman of the Nominating Committee.
The Nominating Committee will consider nominees recommended by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on. During the Fund’s fiscal year ended September 30, 2020, the Nominating Committee met once with respect to the Fund.
The Governance Committee is comprised of all of the Independent Trustees. Mr. Mertens is the Chairman of the Governance Committee. The Governance Committee meets regularly with respect to the various series of the Trust. The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Governance Committee met two times during the Fund’s fiscal year ended September 30, 2020.
Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation

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Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.
Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2020.

	Dollar Range of Equity Securities in the Alpha Opportunity Fund	Aggregate Dollar Range of Fund Shares in the Trust
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Independent Trustees
Gail S. Duree	None	Over $100,000
David G. Mertens	None	Over $100,000
Raymond B. Woolson	None	None
Joe D. Redwine	None	Over $100,000
As of December 31, 2020, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.
Compensation
Effective January 1, 2020, the Independent Trustees each receive an annual retainer of $94,500 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisers/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2020, the annual retainer was $92,000. Due to the recent volatility in the securities markets caused by the COVID-19 pandemic, the Board temporarily waived its fee increase from March 20, 2020 through December 31, 2020. The Trust Chair, chair of the Audit Committee, and chair of the Governance Committee, each receive a separate annual fee of $10,000, $5,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Trust Chair and Audit Committee chair. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended September 30, 2020.

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	Aggregate Compensation				Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
	Scharf Fund	Multi-Asset Fund	Global Opportunity Fund	Alpha Opportunity Fund
Independent Trustee
Gail S. Duree	$3,864	$3,196	$3,135	$3,130	None	None	$13,325
David G. Mertens	$3,804	$3,147	$3,086	$3,081	None	None	$13,118
Raymond B. Woolson	$3,977	$3,282	$3,217	$3,211	None	None	$13,687
George Rebhan	$1,104	$907	$888	$888	None	None	$3,787
Joe D. Redwine	$3,713	$3,072	$3,013	$3,007	None	None	$12,805
(1)There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Scharf Funds. For the fiscal year ended September 30, 2020, aggregate Independent Trustees’ fees and expenses for the Trust were $546,750.

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CODES OF ETHICS
The Trust and the Adviser have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser to invest in securities that may be purchased or held by a Fund. The Distributor, as defined below, relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Adviser.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.
The Adviser will vote all proxies after making the determination that the vote is in the best interest of the Funds’ shareholders. In determining whether a proposal serves the best interests of the Funds and their shareholders, the Adviser will consider a number of factors, including the economic effect of the proposal on shareholder value, the threat posed by the proposal to existing rights of shareholders, the dilution of existing shares that would result from the proposal, the effect of the proposal on management or director accountability to shareholders, and, if the proposal is a shareholder initiative, whether it wastes time and resources of the company or reflects the grievance of one individual. The Adviser will abstain from voting proxies when it believes it is appropriate to do so.
The Adviser has established a Proxy Voting Committee which is comprised of employees separate from those persons responsible for the Funds’ portfolio management. If a material conflict of interest over proxy voting arises between the Adviser and the Funds, such proxy votes will be referred to the Proxy Voting Committee and the Committee will vote all such proxies in accordance with the policy described above. The goal of the Proxy Voting Committee is to ensure that all proxy votes serve the best interests of the Funds and their shareholders.
The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Funds’ proxy voting records will be available without charge, upon request, by calling toll-free 866-5SCHARF and on the SEC’s website at www.sec.gov.
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of December 31, 2020, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

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Alpha Opportunity Fund – Retail Class

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	80.86%	Record
Brian A. Krawez and Karen Krawez Revocable Living Trust, Karen Krawez and Brian A. Krawez Trustees c/o Scharf Investments, LLC 16450 Los Gatos Blvd, Suite 207 Los Gatos, CA 95032	N/A	N/A	9.28%	Beneficial
U.S. Bank NA Custody Irene Hewitt IRA Rollover c/o Scharf Investments, LLC 16450 Los Gatos Blvd, Suite 207 Los Gatos, CA 95032	N/A	N/A	6.45%	Beneficial
Management Ownership Information. As of December 31, 2020, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of the Fund.
THE FUNDS’ INVESTMENT ADVISER
Scharf Investments, LLC, 16450 Los Gatos Boulevard, Suite 207, Los Gatos, CA 95032, acts as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The control persons of the Adviser are Brian A. Krawez, CFA, President of the Adviser and portfolio manager to the Funds, who is the majority owner, and Jeffrey R. Scharf, who is the minority owner.
In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.99% of the Fund’s average daily net assets. For the fiscal periods ended as indicated below, the Alpha Opportunity Fund paid the following management fees to the Adviser:

Fiscal Period Ended September 30,	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Adviser
2020	$138,641	$138,641	$0	$0
2019	$192,485	$192,485	$0	$0
2018	$219,499	$219,499	$0	$0

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding

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shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.
In addition to the management fees payable to the Adviser, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.
Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, Rule 12-b1 fees, shareholder servicing fees or any other class-specific expenses) to the limits set forth in the Fees and Expenses of the Fund tables of the Prospectus. The Adviser may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

SERVICE PROVIDERS
Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents

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required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.
Fund Services also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements. Additionally, the Administrator provides CCO services to the Trust under a separate agreement. The cost of the CCO services is charged to the Funds and approved by the Board annually.
For the fiscal years indicated below, the Funds paid the following fees for fund administration and fund accounting services to Fund Services as Administrator:

	Administration and Fund Accounting Fees Paid to Fund Services for the Fiscal Years Ended September 30,
	2020	2019	2018
Alpha Opportunity Fund	$36,125	$34,799	$50,562
Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of the Funds’ assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.
The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds. The Administrator, Transfer Agent, and Custodian (as defined below) are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.
Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.
Sullivan & Worcester LLP (“Sullivan & Worcester”), 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.
PORTFOLIO MANAGER
Brian A. Krawez, CFA, is the portfolio manager principally responsible for the day-to-day management of the Funds’ portfolios. The following table shows the number of other accounts (not including the

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Funds) managed by Mr. Krawez and the total assets in the accounts managed within various categories as of September 30, 2020.

Type of Accounts	Number of Accounts (Excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets of Accounts with Advisory Fee based on Performance
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1,121	$1,823 million	80	$108 million
Material Conflicts of Interest. Mr. Krawez has portfolio management responsibility for all the investment accounts of the Adviser. There is a potential conflict should one of these accounts be favored over another, but the intention of the Adviser is to treat all accounts equally. The investment accounts are expected to hold generally the same securities in the same proportions. Buy and/or sell orders will normally be placed concurrently for each account. Any differences between the investment accounts would be expected to arise from differential cash flows and investment restrictions.
Compensation. Mr. Krawez receives a fixed base salary and a share of the profits of the Adviser equal in proportion to his ownership of the firm.
Securities Owned in the Funds by the Portfolio Manager. As of September 30, 2020, the portfolio manager owned the following securities in the Funds:

Portfolio Manager	Dollar Range of Securities (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Alpha Opportunity Fund
Brian A. Krawez, CFA	$500,001 - $1,000,000
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.
Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and

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price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the FINRA and the SEC.
While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.
Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds. In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, the Fund may not be able to acquire as large a portion of such security as one of it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

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During the fiscal periods indicated below, the Funds paid the following amounts in brokerage commissions:

	Aggregate Brokerage Commissions Paid During Fiscal Periods Ended September 30,
	2020	2019	2018
Alpha Opportunity Fund	$6,811	$5,107	$6,902

The following was paid to brokerage firms for research services provided to the Funds and the Adviser from the aggregate brokerage commission amounts above:

	Fiscal Year Ended September 30, 2020
	Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
Alpha Opportunity Fund	$15,666,704.32	$6,777.27
GENERAL INFORMATION
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.
With respect to the Funds, the Trust may offer more than one class of shares. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Scharf Fund offers two share classes – Retail Class and Institutional Class. The Multi-Asset Fund offers two share classes – Institutional Class and Retail Class. The Global Opportunity Fund offers one share class – Retail Class. The Alpha Opportunity Fund offers two share classes – Retail Class and Institutional Class. The Institutional Class shares of the Alpha Opportunity Fund are not currently available for purchase.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.
The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of

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shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.
The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.
The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.
Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.
How to Buy Shares
You may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. Each Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of a Fund. Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements. The Funds will be deemed to have

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received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receive the order.
The public offering price of Fund shares is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern Time.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund. The Adviser reserves the right to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.
In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.
How to Redeem Shares and Delivery of Redemption Proceeds
You can sell (redeem) your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order. The redemption fee may be assessed as explained in the Prospectus.
Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.
Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares, up to $100,000, by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

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The Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds and the Transfer Agent fail to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact the Transfer Agent at 866-5SCHARF.
Redemptions In-Kind
The Trust has elected to be governed by Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of the Funds. Each Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or l% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. A redemption, whether in cash or in-kind, is a taxable event for you.
Each Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.
Conversion Feature
Subject to meeting the minimum investment amount for Institutional Class shares, investors currently holding Retail Class shares may convert to Institutional Class shares, without incurring redemption fees. Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Funds. A conversion from Retail Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes. Call the Funds (toll-free) at 866-5SCHARF to learn more about conversions of Fund shares. Please contact your financial intermediary about any fees that it may charge.
DETERMINATION OF SHARE PRICE
The NAV of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

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NAV is calculated by adding the value of all securities and other assets attributable to a Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).
Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.
Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.
Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.
The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Adviser anticipates that each Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.
An option that is written or purchased by a Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Trust’s Valuation Committee.
All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

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DISTRIBUTIONS AND TAX INFORMATION
Distributions
Distributions from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.
Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.
Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund, as a series of the Trust, has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. In order to do so, it must comply with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions. Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes in any year. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes in every year. To avoid the nondeductible 4% Federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 of such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal excise tax was paid by the Fund or by its shareholders.
Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund. Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of a Fund in future years. At September 30, 2020, the Alpha Opportunity Fund had a short-term capital loss carryforward of $177,742.
In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. Each Fund must also satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded

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partnerships. Each Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.
Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year. In view of the Funds’ investment policies, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders. However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty. Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days. Dividend from the Funds and gains from the sale of the Funds’ shares are subject to the federal 3.8% tax on net investment income applicable to taxpayers in the higher income brackets.
Long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder held his or her Fund shares. Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph. There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received or deemed to be received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. Shareholders should note that the Funds may make taxable distributions of income and capital gains even when share values have declined.
For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.
Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.
Redemption of Fund shares generally will result in recognition of a taxable gain or loss. Any loss realized upon redemption or sales of shares within six months from the date of their purchase will be treated as a

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long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate under Section 3406 of the Code in the case of non-exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether received in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is timely provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, estates, the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.
The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on the Fund’s ordinary income distributions, including capital gain distributions, and on gross proceeds from the sale or other disposition of shares of a Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required with respect to certain distributions from your Fund. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect of amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.
This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation. No rulings with respect to tax matters of the Fund will be sought from the Internal Revenue Service. Sullivan & Worcester has expressed no opinion in respect of the foreign or tax information in the Prospectus and SAI.

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DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of each Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.
After its initial two-year term with respect to a Fund, the Distribution Agreement continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days’ written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).
RULE 12b-1 DISTRIBUTION AND SERVICE PLAN
The Retail Classes have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which a Fund pays the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of the Retail Class shares of the Fund. The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services. Amounts paid under this plan, by a Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Fund’s shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.
In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of a Fund. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of a Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to a Fund and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Fund and providing other services to the Fund as may be required.
Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor in its capacity as a Fund’s principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.
While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such

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benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.
For the fiscal year ended September 30, 2020, the Alpha Opportunity Fund’s Retail Class paid the following Plan fees:

Actual Rule 12b-1 Expenditures Incurred by the Fund During the Fiscal Year Ended September 30, 2020
Total Dollars Allocated
Advertising/Marketing	$2,999
Printing/Postage	$0
Payment to distributor	$6,901
Payment to dealers	$15,898
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$0
Total	$25,798
SHAREHOLDER SERVICING PLAN
In addition, the Board has approved the implementation of a Shareholder Servicing Plan (the “Servicing Plan”) separate and distinct from the Plan, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each Fund will pay the Adviser a monthly fee at an annual rate of up to 0.10% of each respective Fund’s average daily net assets. The Adviser will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Adviser receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for a Fund’s shares owned by its customers.

	Shareholder Servicing Plan Fees Incurred During Fiscal Periods Ended September 30,
	2020	2019	2018
Alpha Opportunity Fund	$7,416	$17,499	$18,573

MARKETING AND SUPPORT PAYMENTS
The Adviser, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:
Support Payments. Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of each Fund to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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Entertainment, Conferences and Events. The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds’ shares.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
FINANCIAL STATEMENTS
The annual report for the Alpha Opportunity Fund for the fiscal year ended September 30, 2020, is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI. Investors in the Alpha Opportunity Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A
Corporate Bond Ratings
Moody’s Investors Service, Inc.
Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:
“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.
“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.
“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.
“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.
“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.
“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Standard & Poor’s Ratings Group
“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

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“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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APPENDIX B
Commercial Paper Ratings
Moody’s Investors Service, Inc.
Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard & Poor’s Ratings Group
A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

51

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.
Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

52

PART C
Scharf Funds

OTHER INFORMATION

Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated October 18, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated September 24, 2020, were previously filed with Post-Effective Amendment No. 1000 to the Trust’s Registration Statement on Form N-1A on January 25 2021, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated July 1, 2015, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(i)	Amendment to the Investment Advisory Agreement dated April 1, 2020 - filed herewith.

(e)
Distribution Agreement (Scharf Fund) dated December 8, 2011, was previously filed with Post-Effective Amendment No. 394 to the Registration Statement on Form N‑1A on December 23, 2011, and is incorporated herein by reference.

(i)
First Amendment to the Distribution Agreement (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(ii)
Second Amendment to the Distribution Agreement (Scharf Global Opportunity Fund) dated June 20, 2014, was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(iii)
Third Amendment to the Distribution Agreement (Scharf Alpha Opportunity Fund) dated December 3, 2015, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(iv)	Quasar Novation Agreement - filed herewith.

(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement (Scharf Fund and Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment (Scharf Global Opportunity Fund) dated June 20, 2014, to the Amended and Restated Custody Agreement was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(ii)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Amended and Restated Custody Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(iii)
Amendment dated December 1, 2017, to the Amended and Restated Custody Agreement, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

1

(iv)
Amendment dated February 5, 2018 to the Amended and Restated Custody Agreement, was previously filed with Post-Effective Amendment No. 867 to the Registration Statement on Form N-1A on January 24, 2019, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment (Scharf Fund) dated December 8, 2011, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 394 to the Registration Statement on Form N‑1A on December 23, 2011, and is incorporated herein by reference.

(B)
Amendment (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(C)
Amendment (Scharf Global Opportunity Fund) dated June 20, 2014, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(D)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(E)
Amendment dated December 1, 2017 to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(F)
Amendment dated February 5, 2018 to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 867 to the Registration Statement on Form N-1A on January 24, 2019, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment (Scharf Fund) dated December 8, 2011, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 394 to the Registration Statement on Form N‑1A on December 23, 2011, and is incorporated herein by reference.

(C)
Amendment (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(D)
Amendment (Scharf Global Opportunity Fund) dated June 20, 2014, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

2

(E)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment (Scharf Fund) dated December 8, 2011, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 394 to the Registration Statement on Form N‑1A on December 23, 2011, and is incorporated herein by reference.

(B)
Amendment (Scharf Multi-Asset Opportunity Fund) dated December 6, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(C)
Amendment (Scharf Global Opportunity Fund) dated June 20, 2014, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(D)
Amendment (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(E)
Amendment dated December 1, 2017, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(F)
Amendment dated February 5, 2018 to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 867 to the Registration Statement on Form N-1A on January 24, 2019, and is incorporated herein by reference.

(iv)	Form of Amended and Restated Operating Expenses Limitation Agreement - filed herewith.

(v)
Power of Attorney (Duree, Mertens, Redwine and Woolson), was previously filed with Post-Effective Amendment No. 933 to the Trust’s Registration Statement on Form N-1A on January 24, 2020, and is incorporated herein by reference.

(ix)
Shareholder Servicing Plan (Scharf Fund) dated December 8, 2011, was previously filed with Post-Effective Amendment No. 394 to the Registration Statement on Form N‑1A on December 23, 2011, and is incorporated herein by reference.

(A)
Amended Schedule A (Scharf Fund) dated October 16, 2014, to the Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 635 to the Registration Statement on Form N-1A on January 27, 2015, and is incorporated herein by reference.

(x)
Shareholder Servicing Plan (Scharf Global Opportunity Fund) dated June 20, 2014, was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(A)
Amended Schedule A (Scharf Multi-Asset Opportunity Fund) to the Shareholder Servicing Plan dated January 21, 2016, was previously filed with Post-Effective Amendment No. 687 to the Registration Statement on Form N-1A on January 21, 2016, and is incorporated herein by reference.

(i)	Legal Opinions
3

(i)
Opinion of Counsel (Scharf Fund) dated December 23, 2011, was previously filed with Post-Effective Amendment No. 394 to the Registration Statement on Form N‑1A on December 23, 2011, and is incorporated herein by reference.

(ii)
Opinion of Counsel (Scharf Multi-Asset Opportunity Fund) dated December 21, 2012, was previously filed with Post-Effective Amendment No. 468 to the Registration Statement on Form N-1A on December 26, 2012, and is incorporated herein by reference.

(iii)
Opinion of Counsel (Scharf Global Opportunity Fund) dated October 8, 2014, was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(iv)
Opinion of Counsel (Scharf Alpha Opportunity Fund) dated December 23, 2015, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(j)	Other Opinions.

(i)	Consent of Independent Registered Public Accounting Firm ‑ filed herewith.

(ii)	Consent of ACA Performance Services, LLC (Scharf Fund, Scharf Multi-Asset Opportunity Fund, Scharf Global Opportunity Fund and Scharf Alpha Opportunity Fund) - filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)
Rule 12b-1 Plan (Scharf Global Opportunity Fund), was previously filed with Post-Effective Amendment No. 615 to the Registration Statement on Form N-1A on October 8, 2014, and is incorporated herein by reference.

(i)
Amended Schedule B (Scharf Fund) dated October 16, 2014, to the Distribution and Service (Rule 12b-1) Plan was previously filed with Post-Effective Amendment No. 635 to the Registration Statement on Form N-1A on January 27, 2015, and is incorporated herein by reference.

(ii)
Amended Schedule B (Scharf Alpha Opportunity Fund) dated December 3, 2015, to the Distribution and Service (Rule 12b-1) Plan, was previously filed with Post-Effective Amendment No. 682 to the Registration Statement on Form N-1A on December 23, 2015, and is incorporated herein by reference.

(iii)
Amended Schedule B (Scharf Multi-Asset Opportunity Fund) dated January 21, 2016 to the Distribution and Service (Rule 12b-1) Plan, was previously filed with Post-Effective Amendment No. 687 to the Registration Statement on Form N-1A on January 21, 2016, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Plan dated January 28, 2018, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N‑1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for Adviser dated January 2017, was previously filed with Post-Effective Amendment No. 810 to the Registration Statement on Form N-1A on January 26, 2018, and is incorporated herein by reference.

(iii)	Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable.

4

Item 29. Persons Controlled by or Under Common Control with Registrant.

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

    Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

    With respect to the Adviser (Scharf Investments, LLC), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-18799), dated June 9, 2020. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust	American Trust Allegiance Fund, Series of Advisors Series Trust
Capital Advisors Growth Fund, Series of Advisors Series Trust	Chase Growth Fund, Series of Advisors Series Trust
Davidson Multi Cap Equity Fund, Series of Advisors Series Trust	Edgar Lomax Value Fund, Series of Advisors Series Trust
First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust	First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust	Huber Capital Diversified Large Cap Value Fund, Series of Advisors Series Trust
Huber Capital Equity Income Fund, Series of Advisors Series Trust	Huber Capital Mid Cap Value Fund, Series of Advisors Series Trust
Huber Capital Small Cap Value Fund, Series of Advisors Series Trust	Logan Capital International Fund, Series of Advisors Series Trust
Logan Capital Large Cap Core Fund, Series of Advisors Series Trust	Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust	O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
PIA BBB Bond Fund, Series of Advisors Series Trust	PIA High Yield Fund, Series of Advisors Series Trust
PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust	PIA MBS Bond Fund, Series of Advisors Series Trust
PIA Short-Term Securities Fund, Series of Advisors Series Trust	Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
5

Poplar Forest Partners Fund, Series of Advisors Series Trust	Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
Pzena International Small Cap Value Fund, Series of Advisors Series Trust	Pzena Mid Cap Value Fund, Series of Advisors Series Trust
Pzena Small Cap Value Fund, Series of Advisors Series Trust	Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
Scharf Fund, Series of Advisors Series Trust	Scharf Global Opportunity Fund, Series of Advisors Series Trust
Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust	Semper MBS Total Return Fund, Series of Advisors Series Trust
Semper Short Duration Fund, Series of Advisors Series Trust	Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust	The Aegis Funds
Allied Asset Advisors Funds	Alpha Architect ETF Trust
Angel Oak Funds Trust	Barrett Opportunity Fund, Inc.
Bridges Investment Fund, Inc.	Brookfield Investment Funds
Buffalo Funds	Cushingâ Mutual Funds Trust
DoubleLine Funds Trust	Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions	AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions	AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
The Acquirers Fund, Series of ETF Series Solutions	AI Powered International Equity ETF, Series of ETF Series Solutions
AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions	AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions	Aptus Defined Risk ETF, Series of ETF Series Solutions
Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions	CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions	ClearShares OCIO ETF, Series of ETF Series Solutions
ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions	ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
Deep Value ETF, Series of ETF Series Solutions	Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions	Hoya Capital Housing ETF, Series of ETF Series Solutions
LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions	LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
LHA Market State US Tactical ETF, Series of ETF Series Solutions	Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
Loncar China BioPharma ETF, Series of ETF Series Solutions	Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions	Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
NETLease Corporate Real Estate ETF, Series of ETF Series Solutions	Opus Small Cap Value ETF, Series of ETF Series Solutions
Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions	US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
US Global JETS ETF, Series of ETF Series Solutions	US Vegan Climate ETF, Series of ETF Series Solutions
Volshares Large Cap ETF, Series of ETF Series Solutions	First American Funds, Inc.
FundX Investment Trust	The Glenmede Fund, Inc.
The Glenmede Portfolios	The GoodHaven Funds Trust
Greenspring Fund, Incorporated	Harding, Loevner Funds, Inc.
6

Hennessy Funds Trust	Horizon Funds
Hotchkis & Wiley Funds	Intrepid Capital Management Funds Trust
Jacob Funds Inc.	The Jensen Quality Growth Fund Inc.
Kirr, Marbach Partners Funds, Inc.	AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
Core Alternative ETF, Series of Listed Funds Trust	Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
LKCM Funds	LoCorr Investment Trust
Lord Asset Management Trust	MainGate Trust
Manager Directed Portfolios	ATAC Rotation Fund, Series of Managed Portfolio Series
Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series	Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
Great Lakes Bond Fund, Series of Managed Portfolio Series	Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series	Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
Jackson Square All-Cap Growth Fund, Series of Managed Portfolio Series	Jackson Square Global Growth Fund, Series of Managed Portfolio Series
Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series	Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series	LK Balanced Fund, Series of Managed Portfolio Series
Muhlenkamp Fund, Series of Managed Portfolio Series	Nuance Concentrated Value Fund, Series of Managed Portfolio Series
Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series	Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
Port Street Quality Growth Fund, Series of Managed Portfolio Series	Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
Reinhart Genesis PMV Fund, Series of Managed Portfolio Series	Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series	Ecofin Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
Tortoise Energy Evolution Fund, Series of Managed Portfolio Series	Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series	Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series	Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
Matrix Advisors Funds Trust	Matrix Advisors Value Fund, Inc.
Monetta Trust	Nicholas Equity Income Fund, Inc.
Nicholas Fund, Inc.	Nicholas II, Inc.
Nicholas Limited Edition, Inc.	Permanent Portfolio Family of Funds
Perritt Funds, Inc.	Procure ETF Trust II
Professionally Managed Portfolios	Prospector Funds, Inc.
Provident Mutual Funds, Inc.	RBC Funds Trust
Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.	Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
Adara Smaller Companies Fund, Series of RBB Fund, Inc.	Aquarius International Fund, Series of RBB Fund, Inc.
Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.	Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.	Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.	Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.	Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.	Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
Campbell Advantage Fund, Series of RBB Fund, Inc.	Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.	Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
7

Orinda Income Opportunities Fund, Series of RBB Fund, Inc.	SGI Conservative Fund, Series of RBB Fund, Inc.
SGI Global Equity Fund, Series of RBB Fund, Inc.	SGI Peak Growth Fund, Series of RBB Fund, Inc.
SGI Prudent Growth Fund, Series of RBB Fund, Inc.	SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.	SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.	Series Portfolios Trust
Thompson IM Funds, Inc.	TrimTabs ETF Trust
Trust for Advised Portfolios	Barrett Growth Fund, Series of Trust for Professional Managers
Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers	Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
Convergence Long/Short Equity Fund, Series of Trust for Professional Managers	Convergence Market Neutral Fund, Series of Trust for Professional Managers
CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers	Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
Jensen Global Quality Growth Fund, Series of Trust for Professional Managers	Jensen Quality Value Fund, Series of Trust for Professional Managers
Marketfield Fund, Series of Trust for Professional Managers	Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers	Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers	Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers	Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
USCA Fund Trust	USQ Core Real Estate Fund
Wall Street EMN Funds Trust	Wisconsin Capital Funds, Inc.

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President and Co-Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)    Not applicable.

Item 33. Location of Accounts and Records.

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:
8

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Scharf Investments, LLC 16450 Los Gatos Boulevard, Suite 207 Los Gatos, CA 95032
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Street, Suite 2200 Milwaukee, WI 53202

Item 34. Management Services Not Discussed in Parts A and B.

    Not Applicable.

Item 35. Undertakings.

    Not Applicable.
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SIGNATURES

    Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 1003 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 1003 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of January, 2021.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1003 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	January 28, 2021
Gail S. Duree

David G. Mertens*	Trustee	January 28, 2021
David G. Mertens

Raymond B. Woolson*	Trustee	January 28, 2021
Raymond B. Woolson

Joe D. Redwine*	Trustee	January 28, 2021
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and	January 28, 2021
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	January 28, 2021
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		January 28, 2021
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

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EXHIBITS

Exhibit	Exhibit No.
Amendment to Investment Advisory Agreement	EX.99.(d)(i)
Quasar Novation Agreement	EX.99.(e)(iv)
Form of Amended and Restated Operating Expenses Limitation Agreement	EX.99.(h)(iv)
Consent of Independent Registered Public Accounting Firm	EX.99.(j).(i)
Consent (ACA Performance Services, LLC)	EX.99.(j).(ii)

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